                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-3706
                                    --------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                              64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                   -----------------------------
Date of fiscal year end:     08-31
                             ---------------------------------------------------
Date of reporting period:    08-31-2005
                             ---------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

AUGUST 31, 2005

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the California Tax-Free
Money Market fund and the California Limited-, Intermediate-, and Long-Term
Tax-Free funds for the year ended August 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
February 28, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2005
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET               1.54%      1.39%      2.20%      3.16%       11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS(1)         1.43%      1.24%      2.06%      3.27%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/05(1)         21 of 59    8 of 48    7 of 34    2 of 2(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/05(1)         21 of 59   11 of 49    7 of 34    2 of 2(2)       --
--------------------------------------------------------------------------------

(1) ©2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 11/30/83, the date nearest the fund's inception for which data are available.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
A-1+                                         75%                   78%
--------------------------------------------------------------------------------
A-1                                          25%                   22%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
1-30 days                                    90%                   83%
--------------------------------------------------------------------------------
31-90 days                                    1%                    3%
--------------------------------------------------------------------------------
91-180 days                                   1%                   12%
--------------------------------------------------------------------------------
More than 180 days                            8%                    2%
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       1.98%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       2.00%
--------------------------------------------------------------------------------
  7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     2.91%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     3.03%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     3.26%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     3.36%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

California Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: TODD PARDULA

PERFORMANCE SUMMARY

California Tax-Free Money Market returned 1.54% for the year ended August 31,
2005, outperforming the 1.43% average return of the 59 funds in Lipper's
"California Tax-Exempt Money Market Funds" category. The performance data on page 2 show that the fund has generally outpaced its Lipper group average over the long term, ranking in the top 20% of the group for the five-year period ended August 31, 2005, and in the top 25% for the 10-year period ended August
31, 2005.

ECONOMIC & MARKET PERSPECTIVE

The U.S. economy grew at a moderate but declining rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth fell from 4.0% in the third quarter of 2004 to 3.3% in the second quarter of 2005, while crude oil futures jumped from $42.12 a barrel to $68.94, a 64% increase. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in August 2004 to 2.1% in August
2005; core CPI was on track in 2005 to average its highest annual growth rate since 2002. Trying to keep inflation from escalating further, the Federal
Reserve (the Fed) raised its overnight rate target two full percentage points, in eight quarter-point increments, from 1.50% in August 2004 to 3.50% in August
2005.

PORTFOLIO POSITIONING & STRATEGY

California Tax-Free Money Market's seven-day current yield rose from 0.85% to
1.98% during the year, with some seasonal ups and downs along the way. Yields rose significantly in April and May as investors drew on money market funds to pay their taxes. Demand for money market securities dried up, and yields were pushed higher. Yields dropped sharply in June and July because of the seasonal technical imbalance in the market. At that time, many securities matured or were called, and coupons were paid, flooding the market with cash and creating strong demand for new securities, which pushed yields lower.

In October and November of 2004, we added tax-exempt commercial paper (CP) to the portfolio for the first time in about two years. With a stated maturity of
270 days or less, tax-exempt CP is issued to finance companies' seasonal cash-flow needs or to cover short-term financing in anticipation of longer-term financing.

The bulk of the portfolio's holdings was in variable rate demand notes (VRDNs).
These short-term, floating-rate municipal notes made up nearly 87% of the portfolio at the end of August, 2005. VRDNs allow us to capture higher yields more quickly as interest rates rise.

OUR COMMITMENT

We will continue to seek safety of principal and high current income that is exempt from federal and California income taxes.

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 98.1%

CALIFORNIA -- 98.1%
--------------------------------------------------------------------------------
      $10,012,038  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 2.54%, 9/7/05
                   (Ambac) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $10,012,038)(1)                            $ 10,012,038
--------------------------------------------------------------------------------
        5,000,000  ABN AMRO Munitops
                   Certificate Trust GO, VRDN,
                   2.52%, 9/8/05 (CIFG-TCRS)
                   (SBBPA: ABN AMRO Bank N.V.)                        5,000,000
--------------------------------------------------------------------------------
       10,000,000  ABN AMRO Munitops
                   Certificate Trust Rev., VRDN,
                   2.62%, 9/1/05 (Ambac)
                   (SBBPA: ABN AMRO Bank N.V.)
                   (Acquired 8/16/05, Cost
                   $10,000,000)(1)                                   10,000,000
--------------------------------------------------------------------------------
        4,605,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 H, (Capital Improvements
                   Financing), VRDN, 2.48%,
                   9/1/05 (Ambac) (SBBPA:
                   Dexia Credit Local)                                4,605,000
--------------------------------------------------------------------------------
        1,865,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 2.41%, 9/1/05
                   (LOC: Bank of Nova Scotia)                         1,865,000
--------------------------------------------------------------------------------
        2,755,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   2.48%, 9/1/05 (Ambac)
                   (SBBPA: Dexia Credit Local)                        2,755,000
--------------------------------------------------------------------------------
          640,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 2.41%, 9/1/05
                   (Ambac) (SBBPA: KBC Bank
                   N.V.)                                                640,000
--------------------------------------------------------------------------------
        3,660,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 2.45%, 9/1/05 (LOC:
                   KBC Bank N.V.)                                     3,660,000
--------------------------------------------------------------------------------
        4,875,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   2.50%, 9/1/05 (LOC: California
                   State Teacher's Retirement)                        4,875,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 2.50%,
                   9/1/05 (LOC: Allied Irish
                   Bank plc)                                          1,000,000
--------------------------------------------------------------------------------
        5,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (The Thacher School), VRDN,
                   2.51%, 9/1/05 (SBBPA:
                   Keybank, N.A.)                                     5,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 2.45%, 9/1/05
                   (LOC: BNP Paribas)                              $  3,000,000
--------------------------------------------------------------------------------
        6,210,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   VRDN, 2.39%, 9/7/05 (LOC:
                   Wells Fargo Bank, N.A)                             6,210,000
--------------------------------------------------------------------------------
       10,000,000  Auburn Union School District
                   COP, VRDN, 2.45%, 9/1/05
                   (FSA) (SBBPA: Dexia Credit
                   Local)                                            10,000,000
--------------------------------------------------------------------------------
        2,300,000  Barstow Multifamily Housing
                   Rev., (Desert Vista
                   Apartments), VRDN, 2.30%,
                   9/7/05 (LOC: FHLB)                                 2,300,000
--------------------------------------------------------------------------------
       12,500,000  California Community College
                   Financing Auth. Rev., Series
                   2005 A, 4.00%, 6/30/06 (FSA)                      12,639,073
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources Power Supply Rev.,
                   (PT 748), VRDN, 2.55%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        4,995,000  California Department of Water
                   Resources Power Supply Rev.,
                   (PT 795), VRDN, 2.51%,
                   9/1/05 (MBIA-IBC) (SBBPA:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 6/1/05, Cost
                   $4,995,000)(1)                                     4,995,000
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B2, VRDN, 2.35%,
                   9/1/05 (LOC: BNP Paribas)                          3,750,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C16, VRDN,
                   2.45%, 9/1/05 (LOC: Bank of
                   New York)                                          6,000,000
--------------------------------------------------------------------------------
       20,875,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C7, VRDN, 2.42%,
                   9/1/05 (FSA) (SBBPA: Dexia
                   Credit Local)                                     20,875,000
--------------------------------------------------------------------------------
        2,900,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 2.50%, 9/1/05 (LOC:
                   JPMorgan Chase Bank)
                   (Acquired 3/8/04, Cost
                   $2,900,000)(1)                                     2,900,000
--------------------------------------------------------------------------------
          150,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   2.35%, 9/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  150,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,200,000  California Educational Facilities
                   Auth. Rev., (Chapman
                   University), VRDN, 2.45%,
                   9/7/05 (LOC: Allied Irish
                   Bank plc)                                       $ 10,200,000
--------------------------------------------------------------------------------
          315,000  California Educational Facilities
                   Auth. Rev., (Mount St. Mary's
                   College), VRDN, 2.43%, 9/7/05
                   (LOC: Allied Irish Bank plc)                         315,000
--------------------------------------------------------------------------------
        2,150,000  California Educational Facilities
                   Auth. Rev., (Point Loma
                   Nazarene University), VRDN,
                   2.50%, 9/1/05 (GO of
                   University) (LOC: Allied Irish
                   Bank plc)                                          2,150,000
--------------------------------------------------------------------------------
        3,760,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   2.50%, 9/1/05 (LOC: Allied
                   Irish Bank plc)                                    3,760,000
--------------------------------------------------------------------------------
        8,205,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   2.50%, 9/1/05 (LOC: Allied
                   Irish Bank plc)                                    8,205,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA 1164),
                   VRDN, 2.54%, 9/1/05 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        3,200,000  California GO, (PT 2831),
                   VRDN, 2.51%, 9/1/05 (Ambac)
                   (SBBPA: Dexia Credit Local)
                   (Acquired 7/5/05, Cost
                   $3,200,000)(1)                                     3,200,000
--------------------------------------------------------------------------------
        2,300,000  California GO, Series 2003 A1,
                   VRDN, 2.35%, 9/1/05 (LOC:
                   Westdeutsche Landesbank AG
                   and JP Morgan Chase Bank)                          2,300,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 2.49%, 9/1/05 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                         5,000,000
--------------------------------------------------------------------------------
       11,100,000  California GO, Series 2003 C4,
                   VRDN, 2.46%, 9/1/05 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                        11,100,000
--------------------------------------------------------------------------------
          800,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 2.35%, 9/1/05 (LOC:
                   Citibank N.A., California State
                   Teacher's Retirement)                                800,000
--------------------------------------------------------------------------------
       13,095,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 2.39%, 9/7/05
                   (SBBPA: FNMA)                                     13,095,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $11,400,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III),
                   VRDN, 2.41%, 9/1/05
                   (SBBPA: FNMA)                                   $ 11,400,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   2.48%, 9/1/05 (Ambac)
                   (SBBPA: JPMorgan Chase
                   Bank)                                              4,000,000
--------------------------------------------------------------------------------
        4,600,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Humane Society), VRDN,
                   2.52%, 9/1/05 (LOC:
                   Comercia Bank)                                     4,600,000
--------------------------------------------------------------------------------
        2,830,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Rural Community
                   Assistance), VRDN, 2.52%,
                   9/1/05 (LOC: Bank of the
                   West)                                              2,830,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   2.34%, 9/7/05 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
        7,000,000  California Infrastructure &
                   Economic Development Bank,
                   (Salvation Army Western
                   Territory), 2.78%, 2/8/06
                   (LOC: Bank of America N.A.)
                   (Acquired 8/9/05, Cost
                   $7,000,000)(1)                                     7,000,000
--------------------------------------------------------------------------------
        5,465,000  California Public Works Board
                   Rev., Series 2001 (PA 814),
                   VRDN, 2.51%, 9/1/05 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   5/26/05, Cost $5,465,000)(1)                       5,465,000
--------------------------------------------------------------------------------
        9,250,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2005 A, 4.00%, 7/6/06
                   (Ambac)                                            9,356,468
--------------------------------------------------------------------------------
        7,800,000  California Statewide
                   Communities Development
                   Auth. Rev., (Cathedral High
                   School), VRDN, 2.35%, 9/7/05
                   (LOC: Allied Irish Bank plc)                       7,800,000
--------------------------------------------------------------------------------
        7,690,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted
                   Turtle), VRDN, 2.45%, 9/1/05
                   (LOC: Allied Irish Bank plc)                       7,690,000
--------------------------------------------------------------------------------
       20,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   VRDN, 2.30%, 9/7/05 (CRP:
                   Kaiser Permanente)                                20,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 9,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2004 M,
                   VRDN, 2.30%, 9/7/05 (CRP:
                   Kaiser Permanente)                              $  9,500,000
--------------------------------------------------------------------------------
        7,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Plan Nine Partners), VRDN,
                   2.42%, 9/1/05 (LOC: Union
                   Bank of California N.A.)                           7,000,000
--------------------------------------------------------------------------------
        5,605,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   2.55%, 9/1/05 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,605,000)(1)                                5,605,000
--------------------------------------------------------------------------------
        2,500,000  California Statewide Financing
                   Auth. Rev., VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/17/05, Cost
                   $2,500,000)(1)                                     2,500,000
--------------------------------------------------------------------------------
        2,000,000  City of Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 2.49%,
                   9/1/05 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        4,000,000  City of Fremont COP, (Building
                   & Equipment Financing),
                   VRDN, 2.50%, 9/1/05 (LOC:
                   KBC Bank N.V.)                                     4,000,000
--------------------------------------------------------------------------------
        1,000,000  City of Novato Rev., (Nova-Ro
                   III Senior Housing), VRDN,
                   2.48%, 9/1/05 (LOC: Bank of
                   the West)                                          1,000,000
--------------------------------------------------------------------------------
       12,085,000  City of Reedley COP, VRDN,
                   2.50%, 9/1/05 (LOC: U.S.
                   Bank N.A.)                                        12,085,000
--------------------------------------------------------------------------------
        4,700,000  City of San Jose Rev., Series
                   1985 B, (Foxchase), VRDN,
                   2.50%, 9/1/05 (LOC: FNMA)                          4,700,000
--------------------------------------------------------------------------------
        2,660,000  City of San Jose Rev., Series
                   1990 A, (Timberwood), VRDN,
                   2.39%, 9/7/05 (LOC: Wells
                   Fargo & Company)                                   2,660,000
--------------------------------------------------------------------------------
        7,095,000  City of Vallejo COP, VRDN,
                   2.44%, 9/1/05 (LOC: Union
                   Bank of California N.A.)                           7,095,000
--------------------------------------------------------------------------------
        5,765,000  City of Vallejo COP, VRDN,
                   2.44%, 9/1/05 (LOC: California
                   State Teacher's Retirement)                        5,765,000
--------------------------------------------------------------------------------
        9,900,000  City of Whittier Rev., (Whittier
                   College), VRDN, 2.54%,
                   9/1/05 (RADIAN) (SBBPA:
                   Bank of New York)                                  9,900,000
--------------------------------------------------------------------------------
        1,075,000  Clovis Unified School District
                   COP, (School Site Acquisition),
                   3.00%, 11/1/05 (XLCA)                              1,076,801
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,900,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 2.45%, 9/7/05
                   (LOC: Union Bank of California)                 $  3,900,000
--------------------------------------------------------------------------------
        3,090,000  Duarte COP, Series 2001 BR,
                   VRDN, 2.36%, 9/7/05 (LOC:
                   California State Teacher's
                   Retirement)                                        3,090,000
--------------------------------------------------------------------------------
        3,600,000  East Bay Muni Wastewater,
                   2.70%, 9/1/05 (SBBPA: JP
                   Morgan Chase Bank and
                   Westdeutsche Landesbank AG)
                   (Acquired 5/2/05, Cost
                   $3,600,000)(1)                                     3,600,000
--------------------------------------------------------------------------------
        6,285,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 2.50%, 9/1/05 (LOC:
                   California State Teacher's
                   Retirement)                                        6,285,000
--------------------------------------------------------------------------------
        6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            6,875,000
--------------------------------------------------------------------------------
        6,745,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1214), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 10/24/03-10/29/03,
                   Cost $6,745,000)(1)                                6,745,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            2,735,000
--------------------------------------------------------------------------------
        5,500,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1240), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/12/04, Cost
                   $5,500,000)(1)                                     5,500,000
--------------------------------------------------------------------------------
        1,740,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 2338), VRDN, 2.57%,
                   9/1/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/20/04, Cost
                   $1,740,000)(1)                                     1,740,000
--------------------------------------------------------------------------------
       23,140,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 2.53%, 9/7/05 (LOC:
                   California State Teacher's
                   Retirement)                                       23,140,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $19,588,806  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 2.54%,
                   9/1/05 (Ambac) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   12/2/04, Cost $19,588,806)(1)                   $ 19,588,806
--------------------------------------------------------------------------------
        1,390,000  Lake Elsinore Recreation Auth.
                   Rev., Series 2000 A, (Public
                   Facilities), VRDN, 2.36%,
                   9/7/05 (LOC: California State
                   Teacher's Retirement)                              1,390,000
--------------------------------------------------------------------------------
        2,500,000  Los Angeles Convention &
                   Exhibit Center Auth. Rev.,
                   Series 2003 E, VRDN, 2.35%,
                   9/7/05 (Ambac) (SBBPA:
                   Dexia Credit Local)                                2,500,000
--------------------------------------------------------------------------------
        4,955,000  Los Angeles GO, (PT 1476),
                   VRDN, 2.51%, 9/1/05 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.)                                    4,955,000
--------------------------------------------------------------------------------
        5,400,000  Orange County Local
                   Transportation, 2.75%, 9/1/05
                   (LOC: Dexia Credit Local)
                   (Acquired 5/9/05, Cost
                   $5,400,000)(1)                                     5,400,000
--------------------------------------------------------------------------------
        2,000,000  Peninsula Corridor Joint
                   Powers Board Rev., Series
                   2004 B, (Grant Anticipation
                   Notes), 2.39%, 10/14/05                            2,001,178
--------------------------------------------------------------------------------
        2,200,000  Redwood City COP, (City Hall),
                   VRDN, 2.45%, 9/1/05 (LOC:
                   KBC Bank N.V.)                                     2,200,000
--------------------------------------------------------------------------------
        1,720,000  Riverside County Community
                   Facilities District Special Tax
                   Rev., (No. 89-1), VRDN, 2.45%,
                   9/1/05 (LOC: KBC Bank N.V.)                        1,720,000
--------------------------------------------------------------------------------
          440,000  Roseville Joint Union High
                   School District COP, VRDN,
                   3.00%, 9/7/05 (LOC: Union
                   Bank of California N.A.)                             440,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 2.51%,
                   9/1/05 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------
       12,500,000  San Diego County & School
                   District GO, Series 2005 A,
                   4.00%, 7/14/06                                    12,649,670
--------------------------------------------------------------------------------
        3,750,000  San Diego County COP,
                   (Friends of Chabad), VRDN,
                   2.50%, 9/1/05 (LOC:
                   Comerica Bank)                                     3,750,000
--------------------------------------------------------------------------------
       14,000,000  San Diego Unified School
                   District GO, Series 2005 A,
                   4.00%, 7/24/06                                    14,165,558
--------------------------------------------------------------------------------
        7,560,000  San Francisco City & County
                   Redevelopment Agency
                   Community Facilities District
                   No. 4 Rev., VRDN, 2.45%,
                   9/1/05 (LOC: Bank of America
                   N.A.)                                              7,560,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,800,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 2.50%,
                   9/1/05 (LOC: Dexia Credit
                   Local)                                          $  2,800,000
--------------------------------------------------------------------------------
       26,055,000  San Mateo County Housing
                   Auth. Rev., VRDN, 2.57%,
                   9/1/05 (LOC: FHLMC)                               26,055,000
--------------------------------------------------------------------------------
       18,450,000  Santa Clara County -- El
                   Camino Hospital District Rev.,
                   Series 1985 A, (Valley Medical
                   Center), VRDN, 2.43%, 9/6/05
                   (LOC: State Street Bank &
                   Trust Co.)                                        18,450,000
--------------------------------------------------------------------------------
       12,750,000  Santa Clara County -- El
                   Camino Hospital District Rev.,
                   Series 1985 B, (Valley Medical
                   Center), VRDN, 2.43%, 9/6/05
                   (LOC: State Street Bank &
                   Trust Co.)                                        12,750,000
--------------------------------------------------------------------------------
        2,580,000  Southern California Logistics
                   Airport Auth.Tax Allocation Rev.,
                   (PA 1323), VRDN, 2.53%,
                   9/1/05 (RADIAN) (SBBPA:
                   Merrill Lynch Services, Inc.)
                   (Acquired 8/11/05, Cost
                   $2,580,000)(1)                                     2,580,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Community Facilities
                   District No. 1-2 Special Tax,
                   Series 2002 A, (Harveston),
                   VRDN, 2.45%, 9/1/05 (LOC:
                   Bank of America N.A.)                              6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo County Sanitation
                   District Rev., VRDN, 2.44%,
                   9/7/05 (LOC: Banque
                   Nationale Paris)                                   1,300,000
--------------------------------------------------------------------------------
        2,975,000  Victor Valley Community
                   College District COP, VRDN,
                   2.53%, 9/1/05 (LOC: BNP
                   Paribas and Union Bank of
                   California N.A.)                                   2,975,000
--------------------------------------------------------------------------------
       14,000,000  Victorville Joint Powers
                   Finance Auth. Rev., Series
                   2005 A, (Cogeneration Facility),
                   VRDN, 2.38%, 9/7/05 (LOC:
                   Fortis Bank SA N.V.)                              14,000,000
--------------------------------------------------------------------------------
        5,275,000  West Covina Redevelopment
                   Agency Rev., (Lakes Public
                   Parking), VRDN, 2.30%, 9/7/05
                   (LOC: Allied Irish Bank plc)                       5,275,000
--------------------------------------------------------------------------------
        8,700,000  Western Placer Unified School
                   District COP, VRDN, 2.45%,
                   9/1/05 (LOC: Bank of America
                   N.A.)                                              8,700,000
--------------------------------------------------------------------------------
        3,200,000  Westminister COP, Series
                   1998 A, (Civic Center), VRDN,
                   2.45%, 9/1/05 (Ambac)
                   (SBBPA: Wachovia Bank, N.A.)                       3,200,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,500,000  Westminster Redevelopment
                   Agency Tax Allocation, VRDN,
                   2.45%, 9/1/05 (Ambac)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                  $  1,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.1%                                605,804,592
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.9%                                 11,551,221
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $617,355,813
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

CIFG-TCRS = CDC IXIS Financial Guaranty North America-Transferable Custodial
            Receipts

COP = Certificates of Participation

CRP = Corporate Guarantee

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was
    $108,655,844, which represented 17.6% of net assets. None of the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free -  Performance

TOTAL RETURNS AS OF AUGUST 31, 2005
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-
TERM TAX-FREE              1.33%      3.54%      4.00%     4.20%         6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS
3-YEAR MUNICIPAL
BOND INDEX(1)              0.84%      4.07%      4.33%     4.65%(2)        --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
SHORT-INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(1)         3.06%      3.57%      3.82%     4.27%(3)        --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/05(1)         10 of 17    9 of 12    3 of 7     2 of 2(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/05(1)          9 of 17    9 of 12    3 of 7     2 of 2(3)       --
--------------------------------------------------------------------------------

(1) ©2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Since 5/31/92, the date nearest the fund's inception for which data are available.

(3) Since 6/4/92, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Limited-Term Tax-Free -  Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                       1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
California Limited-
Term Tax-Free          3.87%   5.42%   5.40%   2.26%   5.44%   6.94%   4.91%   1.87%   2.75%   1.33%
----------------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index             3.95%   5.65%   5.76%   2.92%   4.72%   8.05%   5.71%   3.06%   2.83%   0.84%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Limited-Term Tax-Free (Cal Limited-Term) returned 1.33% for the fiscal year ended August 31, 2005. The fund's benchmark and its Lipper peer group also posted positive returns--the Lehman Brothers 3-Year Municipal Bond
Index returned 0.84% and the Lipper California Short-Intermediate Municipal Debt
Funds average return was 3.06%. (See pages 9 and 10.) We discuss Cal
Limited-Term's results and the strategies employed to produce them in the
Portfolio Positioning & Strategy section on the next page.

YIELD SUMMARY & PERSPECTIVE

Our investment objectives are to seek safety of principal and high current income that is exempt from California and federal income taxes. As of August 31,
2005, Cal Limited-Term's 30-day SEC yield was 2.90%, up from 2.36% six months ago thanks to our efforts to boost the portfolio's yield, as well as a backdrop of rising short-term interest rates. That yield increase translated into higher tax-equivalent yields, too. (See the accompanying yields table).

ECONOMIC REVIEW

The U.S. economy grew at a moderate but declining rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth declined from 4.0% in the third quarter of 2004 to 3.3%
in the second quarter of 2005, while crude oil futures jumped from $42.12 a barrel to $68.94, a 64% increase. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in August 2004 to 2.1% in August
2005; core CPI was on track in 2005 to average its highest annual growth rate since 2002. Attempting to keep inflation from escalating further, the Federal
Reserve (the Fed) raised its overnight rate target two full percentage points, in eight quarter-point increments, from 1.50% in August 2004 to 3.50% in August
2005.

BROAD BOND MARKET REVIEW

Though the Fed raised its short-term interest rate target considerably during the fiscal year, longer-term interest rates and bond yields fell and bond prices rose. For example, the 30-year Treasury bond's yield fell from 4.93% to 4.26%, generating a total return of 15.39%, better than the S&P 500 Index and the Dow
Jones Industrial Average for the period. Lower longer-maturity yields,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.3 yrs               4.1 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 3.1 yrs               2.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       2.90%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.26%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.44%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     4.77%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.92%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

combined with higher yields for shorter-maturity securities (which rose with the
Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/
duration notes. Hurricane Katrina contributed to a strong bond market rally at the end of August 2005. The resulting storm damage and high energy prices raised concerns about future economic growth.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 5.31% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate Index.
The municipal yield curve also flattened, causing longer-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields--as of August 31, 2005, 30-year AAA-rated general obligation municipals yielded more than 30-year Treasurys! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGY

We conservatively increased Cal Limited-Term's duration--a widely used measure of interest rate sensitivity--from 2.7 years six months ago, to 3.1 years by the end of August. The longer duration proved a big help particularly during August, when the after-effects of Hurricane Katrina--the most costly natural disaster in
U.S. history--began to cloud the economic outlook. Because we started the last six months on a conservative note, however, the overall results weren't as strong as we would have liked.

In addition, we increased Cal Limited-Term's yield--and, correspondingly, shareholders' after-tax income--by adding bonds rated BBB. Although still investment grade, such securities traditionally offer higher yields than their better-credit-quality counterparts. That's important because higher-yielding bonds can potentially cushion the impact of rising interest rates on a portfolio's performance.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income by investing at least 80% of the fund's assets in debt securities with interest payments exempt from federal and California income taxes.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
AAA                                          62%                   66%
--------------------------------------------------------------------------------
AA                                            3%                    3%
--------------------------------------------------------------------------------
A                                            15%                   15%
--------------------------------------------------------------------------------
BBB                                          17%                   14%
--------------------------------------------------------------------------------
Not Rated                                     3%                    2%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            34%
--------------------------------------------------------------------------------
Hospital Revenue                                                   10%
--------------------------------------------------------------------------------
Electric Revenue                                                   10%
--------------------------------------------------------------------------------
Certificate of Participation (COPs)/Leases                          9%
--------------------------------------------------------------------------------
Industrial Development Revenue                                      8%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.4%

CALIFORNIA -- 75.2%
--------------------------------------------------------------------------------
      $ 2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                         $  2,719,496
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            2,931,936
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                              970,474
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,711,273
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 4.00%, 11/15/07
                   (California Mortgage Insurance)                    1,544,670
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/08                       3,177,869
--------------------------------------------------------------------------------
        1,250,000  California Economic Recovery
                   Rev., Series 2004 A, 5.00%,
                   7/1/10 (MBIA)                                      1,354,338
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (Ambac)(1)                                         4,622,001
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,611,475
--------------------------------------------------------------------------------
        5,000,000  California GO, 6.10%, 10/1/09(1)                   5,542,849
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (Ambac)                                            2,690,974
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,221,399
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,107,070
--------------------------------------------------------------------------------
        1,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/15                                    1,082,020
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/16                                    2,154,820
--------------------------------------------------------------------------------
        1,325,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2005 A, (Energy
                   Efficiency Master Trust),
                   5.00%, 3/1/15                                      1,468,074
--------------------------------------------------------------------------------
          370,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                                 373,078
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/10                                               545,095
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Rev., Series 2005 A,
                   (Department General Services -
                   Butterfield), 5.00%, 6/1/09                        2,118,760
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,450,000  California Public Works Board
                   Rev., Series 2005 A,
                   (Department General Services -
                   Butterfield), 5.00%, 6/1/15                     $  1,586,010
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/06(2)                          1,017,920
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/12(2)                          1,097,740
--------------------------------------------------------------------------------
        1,750,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 G,
                   (Daughters of Charity Health),
                   5.25%, 7/1/13                                      1,899,450
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,266,640
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.00%,
                   2/1/07                                               908,881
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/08                                       918,091
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/09                                     1,285,251
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/10                                               703,607
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/11                                               898,313
--------------------------------------------------------------------------------
        1,270,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/13                                             1,271,003
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,129,021
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               322,081
--------------------------------------------------------------------------------
          500,000  Del Mar Race Track Auth. Rev.,
                   5.00%, 8/15/08(3)                                    521,090
--------------------------------------------------------------------------------
        1,415,000  Del Mar Race Track Auth. Rev.,
                   5.00%, 8/15/10(3)                                  1,498,556
--------------------------------------------------------------------------------
        1,910,000  Elk Grove Finance Auth.
                   Special Tax Rev., 5.00%,
                   9/1/12 (Ambac)(3)                                  2,099,568
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Elk Grove Finance Auth.
                   Special Tax Rev., 5.00%,
                   9/1/13 (Ambac)(3)                               $  1,103,730
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (Ambac)                                     1,293,542
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,798,033
--------------------------------------------------------------------------------
          105,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 2.40%,
                   2/1/06                                               104,554
--------------------------------------------------------------------------------
          105,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 3.00%,
                   2/1/08                                               103,378
--------------------------------------------------------------------------------
          110,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 3.80%,
                   2/1/10                                               108,620
--------------------------------------------------------------------------------
          120,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.00%,
                   2/1/11                                               119,102
--------------------------------------------------------------------------------
          125,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.30%,
                   2/1/13                                               124,736
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/10 (Ambac)                                       812,295
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/11 (Ambac)                                     2,527,494
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Community College
                   District GO, Series 2005 A,
                   (Election 2001), 5.00%,
                   8/1/16 (FSA)(1)                                    5,555,049
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.75%, 7/1/07 (ACA)                                  512,550
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.875%, 7/1/08 (ACA)                                 639,871
--------------------------------------------------------------------------------
          500,000  Los Angeles County Community
                   Facilities District No. 3 Special
                   Tax Rev., Series 2000 A,
                   (Improvement Area B),
                   4.125%, 9/1/05 (Ambac)                               500,000
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,326,737
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,427,568
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   575,000  Lynwood Public Financing Auth.
                   COP, 4.125%, 9/1/12 (Ambac)                     $    600,956
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (Ambac)                                    1,361,481
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (Ambac)                                    3,199,589
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (Ambac)                              1,331,342
--------------------------------------------------------------------------------
          650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.50%, 8/15/10                        642,558
--------------------------------------------------------------------------------
          760,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.80%, 8/15/11                        754,665
--------------------------------------------------------------------------------
          825,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.90%, 8/15/12                        821,758
--------------------------------------------------------------------------------
          700,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.10%, 8/15/13                        700,413
--------------------------------------------------------------------------------
        1,135,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.25%, 8/15/14                      1,137,259
--------------------------------------------------------------------------------
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,330,430
--------------------------------------------------------------------------------
          275,000  Orange County Special
                   Assessment, 4.30%, 9/2/14                            275,754
--------------------------------------------------------------------------------
          325,000  Orange County Special
                   Assessment, 4.45%, 9/2/15                            325,338
--------------------------------------------------------------------------------
          250,000  Orange County Special
                   Assessment, 4.55%, 9/2/16                            249,420
--------------------------------------------------------------------------------
          140,000  Placentia COP, (Improvement),
                   3.125%, 7/1/07                                       137,680
--------------------------------------------------------------------------------
          165,000  Placentia COP, (Improvement),
                   3.40%, 7/1/08                                        162,327
--------------------------------------------------------------------------------
          170,000  Placentia COP, (Improvement),
                   3.65%, 7/1/09                                        167,637
--------------------------------------------------------------------------------
          145,000  Placentia COP, (Improvement),
                   3.90%, 7/1/10                                        143,427
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              1,879,002
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          608,488
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,775,120
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                          $  4,094,309
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,773,937
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,296,819
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (Ambac)                             2,088,040
--------------------------------------------------------------------------------
        1,210,000  Shasta Lake Public Finance
                   Auth. Rev., 3.75%, 4/1/09                          1,216,837
--------------------------------------------------------------------------------
        1,000,000  Shasta Lake Public Finance
                   Auth. Rev., 4.00%, 4/1/12                          1,010,650
--------------------------------------------------------------------------------
        1,530,000  Shasta Lake Public Finance
                   Auth. Rev., 4.50%, 4/1/15                          1,563,431
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 1994 C, (Foothill
                   Area), 7.50%, 8/15/07 (FGIC)                       1,356,663
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                        2,193,280
--------------------------------------------------------------------------------
          825,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/05
                   (Ambac)                                              826,543
--------------------------------------------------------------------------------
        1,080,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/13
                   (Ambac)                                            1,192,774
--------------------------------------------------------------------------------
        1,195,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/15
                   (Ambac)                                            1,330,035
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,245,456
--------------------------------------------------------------------------------
        1,165,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.20%,
                   12/1/07                                            1,209,736
--------------------------------------------------------------------------------
          705,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.50%, 10/15/06                        704,662
--------------------------------------------------------------------------------
          730,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.75%, 10/15/07                        731,869
--------------------------------------------------------------------------------
          755,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.00%, 10/15/08                        761,508
--------------------------------------------------------------------------------
          785,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.25%, 10/15/09                        798,573
--------------------------------------------------------------------------------
          820,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/10                        843,878
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   895,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/12                   $    947,000
--------------------------------------------------------------------------------
          985,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/14                      1,040,180
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,395,393
--------------------------------------------------------------------------------
        1,325,000  Upland COP, (San Antonio
                   Community Hospital), 5.75%,
                   1/1/07                                             1,355,343
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.00%, 1/1/14
                   (FGIC)                                             1,110,240
--------------------------------------------------------------------------------
        1,145,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/16
                   (FGIC)                                             1,296,003
--------------------------------------------------------------------------------
                                                                    136,415,955
--------------------------------------------------------------------------------
GUAM -- 3.0%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)(1)                            5,372,850
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 2.2%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,441,473
--------------------------------------------------------------------------------
        1,075,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                        1,109,798
--------------------------------------------------------------------------------
        1,430,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.75%, 6/1/10 (ACA)                        1,545,658
--------------------------------------------------------------------------------
                                                                      4,096,929
--------------------------------------------------------------------------------
PUERTO RICO -- 14.5%
--------------------------------------------------------------------------------
        1,500,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,582,305
--------------------------------------------------------------------------------
        7,342,000  Government Development
                   Bank of Puerto Rico Rev.,
                   3.50%, 1/20/06 (Acquired
                   8/18/05, Cost $7,342,000)(4)                       7,346,993
--------------------------------------------------------------------------------
        8,000,000  Government Development Bank
                   of Puerto Rico Rev., 3.35%,
                   1/24/06 (Acquired 7/28/05,
                   Cost $8,000,000)(4)                                8,000,719
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2004 A, 5.00%,
                   7/1/12                                             1,071,880
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,619,880
--------------------------------------------------------------------------------
        3,550,000  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   Series 2003 AA, 5.00%, 7/1/07                      3,668,535
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,397,714
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                   $  1,639,230
--------------------------------------------------------------------------------
                                                                     26,327,256
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.5%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/14                           542,310
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/14                           549,390
--------------------------------------------------------------------------------
          170,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/15                           186,861
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,566,330
--------------------------------------------------------------------------------
                                                                      2,844,891
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $171,065,489)                                                 175,057,881
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.1%

CALIFORNIA -- 4.1%
--------------------------------------------------------------------------------
          355,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   2.35%, 9/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  355,000
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

      $ 7,000,000  City of Vallejo COP, VRDN,
                   2.44%, 9/1/05 (LOC: KBC
                   Bank N.V.)(1)                                   $  7,000,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $7,355,000)                                                     7,355,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.6%

        2,000,220  American Century California
                   Tax-Free Money Market Fund                         2,000,220
--------------------------------------------------------------------------------
          859,000  Federated California Municipal
                   Cash Trust                                           859,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,859,220)                                                     2,859,220
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.1%
(Cost $181,279,709)                                                 185,272,101
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%                               (3,855,633)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $181,416,468
================================================================================

FUTURES CONTRACTS*

                            Expiration         Underlying Face       Unrealized
   Contracts Sold              Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  56  U.S. Treasury
      2-Year Notes         December 2005         $11,597,250         $ (43,001)
--------------------------------------------------------------------------------
  60  U.S. Treasury
      10-Year Notes        December 2005           6,724,688           (67,635)
--------------------------------------------------------------------------------
                                                 $18,321,938         $(110,636)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) When-issued security.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was
    $15,347,712, which represented 8.5% of net assets.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2005
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE                   3.36%      4.83%      5.08%      6.17%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX            1.96%      5.10%      5.03%      6.68%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)         2.73%      4.55%      4.83%      6.18%(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/05(2)         10 of 45   10 of 29    3 of 14    1 of 1(3)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/05(2)          9 of 46    9 of 29    3 of 15    1 of 1(3)       --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) ©2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                       1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
----------------------------------------------------------------------------------------------------
California
Intermediate-Term
Tax-Free               4.79%   7.39%   7.00%   0.74%   6.95%   8.22%   5.63%   1.91%   5.13%   3.36%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index               3.80%   6.68%   6.81%   2.21%   5.33%   8.99%   6.56%   3.57%   4.58%   1.96%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Intermediate-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Intermediate-Term Tax-Free (Cal Intermediate-Term) returned 3.36% for the fiscal year ended August 31, 2005. The fund's benchmark and its Lipper peer group also posted positive returns--the Lehman Brothers Municipal 5-Year GO
Index returned 1.96% and the Lipper California Intermediate Municipal Debt Funds
average return was 2.73%. (See pages 17 and 18.) We discuss Cal
Intermediate-Term's results and the strategies employed to produce them in the
Portfolio Positioning & Strategy section on the next page.

The fund also performed well from a long-term perspective: Cal
Intermediate-Term's five- and 10-year returns ranked the fund among the top 35%
of its Lipper group.

YIELD SUMMARY & PERSPECTIVE

Our investment objectives are to seek safety of principal and high current income that is exempt from California and federal income taxes. As of August 31,
2005, Cal Intermediate-Term's 30-day SEC yield was 3.18%, up from 2.82% six months ago thanks to our efforts to boost the portfolio's yield, as well as a backdrop of rising short-term interest rates. That yield increase translated into higher tax-equivalent yields, too. (See the accompanying yields table).

ECONOMIC REVIEW

The U.S. economy grew at a moderate but declining rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth declined from 4.0% in the third quarter of 2004 to 3.3%
in the second quarter of 2005, while crude oil futures jumped from $42.12 a barrel to $68.94, a 64% increase. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in August 2004 to 2.1% in August
2005; core CPI was on track in 2005 to average its highest annual growth rate since 2002. Attempting to keep inflation from escalating further, the Federal
Reserve (the Fed) raised its overnight rate target two full percentage points, in eight quarter-point increments, from 1.50% in August 2004 to 3.50% in August
2005.

BROAD BOND MARKET REVIEW

Though the Fed raised its short-term interest rate target considerably during the fiscal year, longer-term interest rates and bond yields fell and bond prices rose. For example, the 30-year Treasury bond's yield fell from 4.93% to 4.26%, generating a total return of 15.39%, better than the S&P 500 Index and the

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   9.6 yrs               7.8 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.7 yrs               4.6 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.18%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.68%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.87%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.23%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.39%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Portfolio Commentary

Dow Jones Industrial Average for the period. Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the
Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/
duration notes. Hurricane Katrina contributed to a strong bond market rally at the end of August 2005. The resulting storm damage and high energy prices raised concerns about future economic growth.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 5.31% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate Index.
The municipal yield curve also flattened, causing longer-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields--as of August 31, 2005, 30-year AAA-rated general obligation municipals yielded more than 30-year Treasurys! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGY

We conservatively increased Cal Intermediate-Term's duration--a widely used measure of interest rate sensitivity--from 4.5 years six months ago, to 4.7 years by the end of August. The longer duration proved a big help particularly during August, when the after-effects of Hurricane Katrina--the most costly natural disaster in U.S. history--began to cloud the economic outlook.

In addition, we increased Cal Intermediate-Term's yield--and, correspondingly, shareholders' after-tax income--by adding bonds rated BBB. Although still investment grade, such securities traditionally offer higher yields than their better-credit-quality counterparts. That's important because higher-yielding bonds can potentially cushion the impact of rising interest rates on a portfolio's performance.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income.
Please note that on January 1, 2006, Cal Intermediate-Term's weighted average maturity restrictions will be removed. Reflecting this change, the fund will be renamed California Tax-Free Bond.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
AAA                                          72%                   74%
--------------------------------------------------------------------------------
AA                                            6%                    6%
--------------------------------------------------------------------------------
A                                             8%                    9%
--------------------------------------------------------------------------------
BBB                                          12%                    9%
--------------------------------------------------------------------------------
Not Rated                                     2%                    2%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            19%
--------------------------------------------------------------------------------
Certificate of Participation (COPs)/Leases                         15%
--------------------------------------------------------------------------------
Electric Revenue                                                   13%
--------------------------------------------------------------------------------
Prerefunded                                                        12%
--------------------------------------------------------------------------------
Escrowed to Maturity                                                7%
--------------------------------------------------------------------------------

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.5%

CALIFORNIA -- 90.6%
--------------------------------------------------------------------------------
      $ 4,375,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)(1)                                       $  4,572,041
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,544,441
--------------------------------------------------------------------------------
        2,075,000  Alhambra Unified School
                   District GO, Series 2005 A,
                   (Election of 2004), 5.00%,
                   8/1/24 (FGIC)                                      2,249,611
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08
                   (California Mortgage Insurance)                    1,658,052
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Central Valley Rev.,
                   Series 1998 U, 5.125%,
                   12/1/08, Prerefunded at
                   101% of Par(1)                                     1,168,556
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/12                       4,183,350
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.375%,
                   5/1/17 (XLCA)                                      7,752,499
--------------------------------------------------------------------------------
        1,250,000  California Department of Water
                   Resources Rev., 5.50%,
                   12/1/17                                            1,397,738
--------------------------------------------------------------------------------
        1,255,000  California Educational Facilities
                   Auth. Rev., (College Arts),
                   5.00%, 6/1/26                                      1,291,508
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,199,240
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,179,293
--------------------------------------------------------------------------------
        1,430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                        1,510,509
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,773,124
--------------------------------------------------------------------------------
        2,500,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/24                                            2,612,175
--------------------------------------------------------------------------------
        2,475,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Mills College), 5.00%, 9/1/25                     2,584,940
--------------------------------------------------------------------------------
        2,750,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University of Redlands),
                   5.00%, 10/1/25                                     2,872,843
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                          $  5,455,700
--------------------------------------------------------------------------------
        1,490,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             1,568,165
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (Ambac)                                            4,979,117
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (Ambac)                                            3,720,443
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,630,249
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)                                            10,892,199
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,146,720
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,062,510
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,152,959
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Secretary of State), 6.20%,
                   12/1/05 (Ambac)                                    3,025,530
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General Services -
                   Butterfield), 5.00%, 6/1/23                        2,138,360
--------------------------------------------------------------------------------
        1,975,000  California Public Works Board
                   Lease Rev., Series 2005 D,
                   (Various University of
                   California Projects), 5.00%,
                   5/1/30                                             2,098,556
--------------------------------------------------------------------------------
          650,000  California Special Districts
                   Association Finance Corp. COP,
                   Series 2005 RR, 5.00%,
                   8/1/25 (XLCA)                                        691,529
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12,
                   Prerefunded at 101% of Par(1)                      3,474,573
--------------------------------------------------------------------------------
        1,500,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(1)                      1,749,360
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (Ambac)                            1,392,750
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06(1)                        8,218,639
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                   $  3,466,468
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,865,958
--------------------------------------------------------------------------------
        2,205,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/24                                      2,337,807
--------------------------------------------------------------------------------
        3,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 G,
                   (Daughters of Charity Health),
                   5.00%, 7/1/22                                      3,126,420
--------------------------------------------------------------------------------
        1,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 H,
                   (Daughters of Charity Health),
                   5.25%, 7/1/25                                      1,591,575
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (Ambac)                       2,624,709
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,312,814
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)(1)                                   2,244,507
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,190,650
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/08
                   (FSA)                                              1,281,488
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,530,345
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,151,192
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,235,839
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/15
                   (MBIA)                                             1,114,950
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,225,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/16
                   (MBIA)                                          $  1,365,103
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                      1,370,457
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,436,970
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,681,055
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,836,673
--------------------------------------------------------------------------------
        1,150,000  Franklin-McKinley School
                   District GO, Series 2005 A,
                   (Election of 2004), 5.00%,
                   8/1/25 (FGIC)                                      1,242,851
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/10, Prerefunded
                   at 100% of Par(1)                                  2,805,612
--------------------------------------------------------------------------------
        1,550,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank International)                            1,550,000
--------------------------------------------------------------------------------
        5,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2005 A, 5.00%,
                   6/1/35 (FGIC)                                      5,310,850
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)                                 7,779,313
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (Ambac)                                     1,850,624
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (Ambac)                             2,909,041
--------------------------------------------------------------------------------
          475,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.30%,
                   2/1/14                                               490,438
--------------------------------------------------------------------------------
          500,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.40%,
                   2/1/14                                               517,575
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                            2,169,055
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (Ambac)                                            3,023,160
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,030,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 5.30%,
                   7/1/13 (ACA)                                    $  1,096,064
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,302,944
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,147,540
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,340,350
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,364,098
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     3,870,156
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             3,964,030
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (MBIA)(1)                           3,426,843
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/10, Prerefunded
                   at 100% of Par (FGIC)(1)                           8,913,199
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,473,850
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Unified School
                   District GO, Series 2003 F,
                   (Election of 1997), 5.00%,
                   7/1/16 (FSA)                                       3,295,050
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/12,
                   Prerefunded at 101% of Par
                   (FSA)(1)                                           1,575,051
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08(1)                    3,405,660
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%,
                   7/1/09(1)                                          3,146,826
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School District
                   No. 1 Facilities Improvement
                   GO, 5.25%, 8/1/20 (FGIC)                           1,663,549
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                   $  1,148,873
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,625,139
--------------------------------------------------------------------------------
        4,565,000  Oceanside Community
                   Development Commission Rev.,
                   (Downtown Redevelopment),
                   5.20%, 9/1/17                                      4,786,129
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (Ambac)                              1,431,856
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,002,490
--------------------------------------------------------------------------------
        1,275,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.35%, 8/15/15                      1,282,561
--------------------------------------------------------------------------------
        4,805,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 5.00%, 8/15/25                      4,872,558
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (Ambac)                                    2,356,855
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (Ambac)                             2,017,033
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (Ambac)                             1,116,830
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (Ambac)                             3,382,086
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             1,816,200
--------------------------------------------------------------------------------
        1,000,000  Placentia COP, (Improvement),
                   5.45%, 7/1/25                                      1,001,080
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,944,723
--------------------------------------------------------------------------------
        1,720,000  Poway Redevelopment Agency
                   Tax Allocation Rev., (Paguay),
                   5.25%, 6/15/26 (Ambac)                             1,872,530
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,119,773
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,017,484
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)(2)                                      $  9,358,639
--------------------------------------------------------------------------------
        4,045,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/12,
                   Prerefunded at 100% of Par
                   (FSA)(1)                                           4,546,378
--------------------------------------------------------------------------------
        1,245,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall), 5.25%, 12/1/15
                   (FSA)                                              1,386,669
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(1)                                          1,896,917
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (Ambac)                                            3,677,562
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,553,848
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,263,500
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (Ambac)                                            1,899,078
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (Ambac)                                            2,004,442
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.70%, 11/1/17                     2,172,202
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.80%, 11/1/21                     2,833,178
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,559,032
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,397,539
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,082,831
--------------------------------------------------------------------------------
        1,500,000  San Mateo Union High School
                   District GO, 5.00%, 9/1/24
                   (FSA)                                              1,616,550
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (Ambac)                            3,750,359
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,253,824
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                   $  1,232,291
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,406,700
--------------------------------------------------------------------------------
        2,400,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/19                          2,490,600
--------------------------------------------------------------------------------
        2,130,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/22                          2,192,026
--------------------------------------------------------------------------------
        1,310,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/17
                   (Ambac)                                            1,442,349
--------------------------------------------------------------------------------
        1,445,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/19
                   (Ambac)                                            1,579,573
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (GIC: Pittsburgh
                   National Bank)                                     2,283,260
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/17
                   (FSA)                                              5,509,900
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/18
                   (FSA)                                              3,659,861
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(1)                                  2,251,974
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,035,620
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,952,626
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                346,557
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (Ambac)                              1,910,484
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,190,041
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,250,645
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,129,437
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,316,759
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,665,000  Sweetwater Union High School
                   District Special Tax Rev., Series
                   2005 A, 5.00%, 9/1/25 (FSA)                     $  3,928,733
--------------------------------------------------------------------------------
          260,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                             261,654
--------------------------------------------------------------------------------
          855,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/11                        878,487
--------------------------------------------------------------------------------
        1,035,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/15                      1,134,319
--------------------------------------------------------------------------------
        1,090,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/16                      1,189,931
--------------------------------------------------------------------------------
        1,150,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/17                      1,250,004
--------------------------------------------------------------------------------
        3,215,000  University Enterprises Inc. Rev.,
                   (Refunding Auxiliary
                   Organization), 5.00%, 10/1/35
                   (FGIC)                                             3,436,835
--------------------------------------------------------------------------------
        5,000,000  Vacaville Unified School
                   District GO, (Election 2001),
                   5.00%, 8/1/30 (MBIA)                               5,365,600
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,131,880
--------------------------------------------------------------------------------
        2,505,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,835,359
--------------------------------------------------------------------------------
        2,640,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          2,988,163
--------------------------------------------------------------------------------
        1,415,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,601,610
--------------------------------------------------------------------------------
        1,000,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          1,131,880
--------------------------------------------------------------------------------
        2,980,000  Val Verde Unified School
                   District COP, 5.25%, 1/1/15,
                   Prerefunded at 100% of Par
                   (FGIC)(1)                                          3,373,002
--------------------------------------------------------------------------------
        1,100,000  Val Verde Unified School
                   District COP, Series 2005 B,
                   (Construction), 5.00%, 1/1/30
                   (FGIC)                                             1,168,618
--------------------------------------------------------------------------------
        1,250,000  Val Verde Unified School
                   District COP, Series 2005 B,
                   (Construction), 5.00%, 1/1/35
                   (FGIC)                                             1,326,988
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,159,810
--------------------------------------------------------------------------------
        2,010,000  Western Riverside County
                   Trust & Wastewater Finance
                   Auth. Rev., Series 2005 A,
                   5.00%, 9/1/25                                      2,141,896
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,980,000  Whittier Health Facilities Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                            $  4,071,819
--------------------------------------------------------------------------------
          520,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (Ambac)                           528,185
--------------------------------------------------------------------------------
                                                                    394,478,212
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.7%
--------------------------------------------------------------------------------
        1,485,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,555,849
--------------------------------------------------------------------------------
        1,555,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,647,492
--------------------------------------------------------------------------------
                                                                      3,203,341
--------------------------------------------------------------------------------
PUERTO RICO -- 6.7%
--------------------------------------------------------------------------------
        5,000,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          5,274,351
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (Ambac)                                            3,206,760
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,148,588
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                2,995,026
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,627,673
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,616,895
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (Ambac)                              3,445,597
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      5,100,200
--------------------------------------------------------------------------------
                                                                     29,415,090
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/22                           540,660
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/23                           539,485
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,106,711
--------------------------------------------------------------------------------
                                                                      2,186,856
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $406,829,414)                                                 429,283,499
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
      $   250,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B2, VRDN, 2.35%,
                   9/1/05 (LOC: BNP Paribas)                       $    250,000
--------------------------------------------------------------------------------
          120,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   2.35%, 9/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  120,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $370,000)                                                         370,000
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

        1,082,000  Federated California Municipal
                   Cash Trust
(Cost $1,082,000)                                                  $  1,082,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $408,281,414)                                                 430,735,499
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                  5,151,214
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $435,886,713
================================================================================

FUTURES CONTRACTS*

                            Expiration         Underlying Face       Unrealized
   Contracts Sold              Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  80  U.S. Treasury
      10-Year Notes       December 2005          $8,966,250          $(90,204)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporationn

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for futures contracts.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2005
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM
TAX-FREE                  5.38%       5.90%       6.07%      7.39%      11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM
MUNICIPAL
BOND INDEX               10.52%       8.01%       7.33%      9.23%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)        5.88%       5.51%       5.65%      7.40%(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/05(2)        77 of 127   29 of 103   13 of 68    1 of 1(3)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/05(2)        82 of 123   28 of 99    16 of 67    1 of 1(3)      --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) ©2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Long-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                  1996     1997     1998     1999    2000     2001    2002    2003    2004     2005
----------------------------------------------------------------------------------------------------
California
Long-Term
Tax-Free          6.77%    9.70%    9.25%   -1.85%   7.79%   10.55%   5.14%   1.81%   6.83%    5.38%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index        6.88%   11.24%   10.51%   -2.14%   7.34%   12.35%   5.62%   2.62%   9.24%   10.52%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: DAVE MACEWEN

RETURN SUMMARY & PERSPECTIVE

California Long-Term Tax-Free (Cal Long-Term) returned 5.38% for the fiscal year ended August 31, 2005. The fund's benchmark and its Lipper peer group also posted positive returns--the Lehman Brothers Long-Term Municipal Bond Index returned 10.52% and the Lipper California Municipal Debt Funds average return was 5.88%. (See pages 27 and 28.) The outperformance of long-term, high-yield municipal securities helps to explain the fund's performance compared with both of those gauges.

From a long-term perspective, Cal Long-Term outperformed the average return of its Lipper peer group for the five- and 10-year periods ended August 31, 2005.

YIELD SUMMARY & PERSPECTIVE

Our investment objectives are to seek safety of principal and high current income that is exempt from California and federal income taxes. As of August 31,
2005, approximately 70% of the portfolio was invested in debt securities with
10-year or longer maturities, which tend to offer higher yields than shorter-term equivalents. In addition, the fund's 30-day SEC yield finished the fiscal year at 3.58%, translating into attractive tax-equivalent yields for
California investors.

ECONOMIC REVIEW

The U.S. economy grew at a moderate but declining rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth declined from 4.0% in the third quarter of 2004 to 3.3%
in the second quarter of 2005, while crude oil futures jumped from $42.12 a barrel to $68.94, a 64% increase. The 12-month percentage change of "core" CPI
(excluding food and energy) climbed from 1.7% in August 2004 to 2.1% in August
2005; core CPI was on track in 2005 to average its highest annual growth rate since 2002. Attempting to keep inflation from escalating further, the Federal
Reserve (the Fed) raised its overnight rate target two full percentage points, in eight quarter-point increments, from 1.50% in August 2004 to 3.50% in August
2005.

BROAD BOND MARKET REVIEW

Though the Fed raised its short-term interest rate target considerably during the fiscal year, longer-term interest rates and bond yields fell and bond prices

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  17.9 yrs              14.5 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.7 yrs               6.1 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.58%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     5.26%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.48%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.89%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     6.07%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

rose. For example, the 30-year Treasury bond's yield fell from 4.93% to 4.26%, generating a total return of 15.39%, better than the S&P 500 Index and the Dow
Jones Industrial Average for the period. Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/
duration notes. Hurricane Katrina contributed to a strong bond market rally at the end of August 2005. The resulting storm damage and high energy prices raised concerns about future economic growth.

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 5.31% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate Index.
The municipal yield curve also flattened, causing longer-term municipal bonds to outperform shorter-term notes. But the municipal yield curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with Treasury yields--as of August 31, 2005, 30-year AAA-rated general obligation municipals yielded more than 30-year Treasurys! Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt.

PORTFOLIO POSITIONING & STRATEGY

We attempt to reduce credit risk by buying investment-grade bonds and focusing on security selection with the help of our seasoned municipal credit research team. As of August 31, 2005, the portfolio's weighted average credit quality was
AA+ with 69% of the portfolio in AAA holdings.

Over the last six months, we shortened the fund's duration due to expectations for interest rates and bond yields to rise. We were right on the mark regarding interest rates, but the already discussed economic factors fueled a surprisingly solid performance by fixed-income securities. So the portfolio's conservative stance, as well as its focus on top-rated bonds, proved disadvantageous.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income by investing at least 80% of the fund's assets in debt securities with interest payments exempt from federal and California income taxes.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
AAA                                          69%                   72%
--------------------------------------------------------------------------------
AA                                            8%                   10%
--------------------------------------------------------------------------------
A                                            11%                    8%
--------------------------------------------------------------------------------
BBB                                          10%                   10%
--------------------------------------------------------------------------------
Not Rated                                     2%                    --
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificate of Participation (COPs)/Leases                         21%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             16%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            13%
--------------------------------------------------------------------------------
Hospital Revenue                                                    8%
--------------------------------------------------------------------------------
Escrowed to Maturity                                                8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.8%

CALIFORNIA -- 97.8%
--------------------------------------------------------------------------------
      $ 1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                  $  1,286,747
--------------------------------------------------------------------------------
        5,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A, (Municipal
                   Facilities), 5.50%, 1/1/32
                   (MBIA)                                             5,705,522
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/22
                   (MBIA)                                             5,210,048
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/27
                   (MBIA)                                             6,586,945
--------------------------------------------------------------------------------
          910,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (Ambac)                                            1,120,237
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)                           4,499,707
--------------------------------------------------------------------------------
        5,195,000  Bell GO, (Election 2003),
                   5.00%, 8/1/34 (MBIA)                               5,533,506
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/17 (FSA)                        1,339,020
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/18 (FSA)                        1,337,646
--------------------------------------------------------------------------------
        3,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               4,282,425
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Rev., Series 2005 AC,
                   (System Central Various),
                   5.00%, 12/1/25 (MBIA)                              2,152,440
--------------------------------------------------------------------------------
        3,625,000  California Department of Water
                   Resources Rev., Series 2005 AC,
                   (System Central Various),
                   5.00%, 12/1/26 (MBIA)                              3,889,698
--------------------------------------------------------------------------------
        7,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.00%, 10/1/36                        7,107,800
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/08,
                   Prerefunded at 101% of Par(1)                      4,365,560
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Pacific), 5.25%, 11/1/34                           2,135,220
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,304,620
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                         $  2,068,339
--------------------------------------------------------------------------------
        3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/07,
                   Prerefunded at 102% of Par(1)                      3,250,242
--------------------------------------------------------------------------------
        1,220,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/29                                            1,264,567
--------------------------------------------------------------------------------
        2,320,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Mills College), 5.00%, 9/1/34                     2,401,618
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (University of Redlands),
                   5.00%, 10/1/35                                     2,069,760
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (Ambac)                                    3,463,560
--------------------------------------------------------------------------------
        5,000,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Cedars-Sinai Medical Center),
                   5.00%, 11/15/34                                    5,177,200
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(2)                                  2,578,740
--------------------------------------------------------------------------------
          240,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                      240,650
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage Insurance)                    1,290,000
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(1)                      6,342,258
--------------------------------------------------------------------------------
          145,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series 1998 C4,
                   5.65%, 8/1/16                                        146,180
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (Ambac)                             4,406,280
--------------------------------------------------------------------------------
        2,400,000  California Public Works Board
                   Lease Rev., Series 2003 C,
                   (Department of Corrections),
                   5.00%, 6/1/24                                      2,538,552
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield), 5.25%,
                   6/1/30                                             6,484,440
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                  $  3,213,156
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(1)                                    4,323,741
--------------------------------------------------------------------------------
       14,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (Ambac)(3)                                 15,894,086
--------------------------------------------------------------------------------
        2,250,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/30                                      2,374,515
--------------------------------------------------------------------------------
        3,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/35                                      3,142,500
--------------------------------------------------------------------------------
        1,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Thomas Jefferson School of
                   Law), 4.875%, 10/1/35(4)                           1,007,490
--------------------------------------------------------------------------------
        6,060,000  Campbell Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%,
                   10/1/32 (Ambac)                                    6,438,083
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,009,934
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,470,152
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,846,329
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (Ambac)                                            1,695,778
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)(3)                            13,810,229
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,770,959
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,873,165
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (Ambac)                                 $  2,496,670
--------------------------------------------------------------------------------
        3,590,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   (Sierra Corridor), 5.50%,
                   9/1/34                                             3,782,639
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (Ambac)                                            2,388,170
--------------------------------------------------------------------------------
        7,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., Series 2005 A, 5.00%,
                   6/1/45                                             7,304,220
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)(3)                                 10,331,843
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(1)                            2,309,805
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(1)                                          1,605,333
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(1)                                          3,703,508
--------------------------------------------------------------------------------
        1,250,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.60%,
                   2/1/34                                             1,303,138
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/10, Prerefunded at 101%
                   of Par (FSA)(1)                                    1,531,272
--------------------------------------------------------------------------------
        2,240,000  Lodi Unified School District
                   COP, Series 2005 A, (Aspire),
                   5.00%, 8/1/32 (FGIC)                               2,371,891
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/21                          1,705,024
--------------------------------------------------------------------------------
        2,545,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (Ambac)                              2,577,220
--------------------------------------------------------------------------------
        8,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA3, (Power Systems),
                   5.25%, 7/1/24                                      8,643,225
--------------------------------------------------------------------------------
       12,810,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2003 A, 5.00%, 7/1/38 (FGIC)                      13,385,424
--------------------------------------------------------------------------------
       10,580,000  Manteca Redevelopment
                   Agency Rev., (Sub Amended
                   Merged Area), 5.00%, 10/1/36
                   (Ambac)                                           11,247,174
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,470,240
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (Ambac)                        1,998,226
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,165,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                          $  2,165,000
--------------------------------------------------------------------------------
        9,925,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(1)                           12,201,397
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FSA)(1)                                           1,219,510
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,809,000
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (Ambac)                                     6,829,147
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (Ambac)                              1,840,877
--------------------------------------------------------------------------------
        7,130,000  Ontario COP, (Water System
                   Improvement), 5.00%, 7/1/29
                   (MBIA)                                             7,544,253
--------------------------------------------------------------------------------
        4,650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 5.20%, 8/15/34                      4,729,562
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.00%, 9/2/28                          2,019,600
--------------------------------------------------------------------------------
        2,000,000  Orange County Special
                   Assessment, 5.10%, 9/2/33                          2,021,720
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,777,164
--------------------------------------------------------------------------------
        2,695,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,148,622
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,971,300
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/07,
                   Prerefunded at 102% of Par(1)                      4,833,134
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/07,
                   Prerefunded at 102% of Par(1)                      5,404,750
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (Ambac)                                    1,232,141
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,342,280
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,244,830
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (Ambac)                        $  1,222,876
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                586,533
--------------------------------------------------------------------------------
        2,500,000  Riverside County COP, Series
                   2005 A, (Family Law), 5.00%,
                   11/1/36 (FGIC)                                     2,658,650
--------------------------------------------------------------------------------
        5,000,000  Riverside County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2004 A,
                   (Housing), 5.00%, 10/1/37
                   (XLCA)                                             5,255,350
--------------------------------------------------------------------------------
        1,580,000  Riverside Redevelopment
                   Agency Rev., Series 2004 A,
                   (Tax Allocation), 5.00%,
                   8/1/28 (FGIC)                                      1,676,159
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (Ambac)                                            1,754,745
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/10,
                   Prerefunded at 101% of Par(1)                      1,115,620
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/10,
                   Prerefunded at 101% of Par(1)                      2,144,819
--------------------------------------------------------------------------------
        4,000,000  Sacramento County Sanitation
                   District Rev., 5.00%, 8/1/35
                   (MBIA)                                             4,285,720
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax
                   Rev., Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,198,790
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at
                   102% of Par (MBIA)(1)                              1,426,077
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP,
                   5.625%, 9/1/12 (Ambac)                            11,806,495
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,893,762
--------------------------------------------------------------------------------
        5,185,000  San Francisco City & County
                   Redevelopment Financing Auth.
                   Tax Allocation Rev., (Mission
                   Bay North Project D), 5.00%,
                   8/1/35                                             5,287,663
--------------------------------------------------------------------------------
        1,955,000  San Jose Unified School
                   District GO, Series 2005 B,
                   (Election 2002), 5.00%,
                   8/1/29 (FGIC)                                      2,097,950
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,969,341
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  San Marcos Public Facilities
                   Auth. Tax Allocation Rev.,
                   (Project Areas No. 2 & 3
                   Financing), 5.00%, 8/1/38
                   (Ambac)                                         $  2,141,940
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,297,570
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,869,640
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (Ambac)                             3,760,519
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,563,580
--------------------------------------------------------------------------------
        1,285,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/25
                   (Ambac)                                            1,380,039
--------------------------------------------------------------------------------
        1,150,000  Santa Rosa Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, 5.00%, 8/1/27
                   (Ambac)                                            1,228,281
--------------------------------------------------------------------------------
        2,470,000  Shasta Lake Public Finance
                   Auth. Rev., 5.00%, 4/1/25                          2,526,538
--------------------------------------------------------------------------------
        2,430,000  Sierra Joint Community
                   College District GO, Series
                   2005 A, 5.00%, 8/1/29 (FGIC)                       2,592,810
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (Ambac)                                            2,860,025
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (Ambac)                              3,055,460
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,288,440
--------------------------------------------------------------------------------
        2,315,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/28
                   (Ambac)                                            2,470,800
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     8,800,091
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,515,650
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,392,020
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,450,000  Stanton Redevelopment Agency
                   Tax Allocation Rev., (Community
                   Development), 5.45%, 12/1/17
                   (Ambac)                                         $  1,473,635
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,998,257
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,396,200
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/10, Prerefunded
                   at 101% of Par (FSA)(1)                            1,474,076
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,077,000
--------------------------------------------------------------------------------
        2,885,000  Torrance COP, Series 2005 B,
                   (Refinancing & Public
                   Improvement), 5.25%, 6/1/34
                   (Ambac)                                            3,132,216
--------------------------------------------------------------------------------
        1,215,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/18                      1,316,841
--------------------------------------------------------------------------------
        1,285,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/19                      1,388,687
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      2,991,075
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2004 A, (UCLA Medical
                   Center), 5.50%, 5/15/24
                   (Ambac)                                            1,117,390
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2005 F, 4.75%, 5/15/35
                   (FSA)                                              1,031,960
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (Ambac)(1)                           1,636,954
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(1)                                      3,429,452
--------------------------------------------------------------------------------
        1,675,000  Western Riverside County
                   Trust & Wastewater Finance
                   Auth. Rev., Series 2005 A,
                   5.00%, 9/1/35                                      1,752,837
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (Ambac)                                     5,133,432
--------------------------------------------------------------------------------
                                                                    465,412,918
--------------------------------------------------------------------------------
PUERTO RICO -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,490,160
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $435,348,922)                                                 469,903,078
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
      $ 1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 9.01%, 9/1/05 (FGIC)(5)
(Cost $1,024,358)                                                  $  1,178,120
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
          340,000  California GO, Series 2003 A1,
                   VRDN, 2.35%, 9/1/05 (LOC:
                   Westdeutsche Landesbank AG
                   and JP Morgan Chase Bank)                            340,000
--------------------------------------------------------------------------------
          150,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 2.35%, 9/1/05 (LOC:
                   Citibank N.A., California State
                   Teacher's Retirement)                                150,000
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

      $   500,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   2.26%, 9/1/05 (LOC: Bank of
                   America N.A.)                                   $    500,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $990,000)                                                         990,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(6)

           76,000  Federated California Municipal
                   Cash Trust
(Cost $76,000)                                                           76,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $437,439,280)                                                 472,147,198
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%                                  3,806,545
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $475,953,743
================================================================================

FUTURES CONTRACTS*

                            Expiration         Underlying Face       Unrealized
   Contracts Sold              Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
 300  U.S. Treasury
      10-Year Notes        December 2005          $33,623,438         $(338,175)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

(4) When-issued security.

(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

(6) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     3/1/05 -        EXPENSE
                        3/1/05          8/31/05         8/31/05         RATIO*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,009.50         $2.63          0.52%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.58         $2.65          0.52%
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,010.50         $2.48          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.74         $2.50          0.49%
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,020.60         $2.50          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.74         $2.50          0.49%
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual                  $1,000         $1,027.00         $2.50          0.49%
--------------------------------------------------------------------------------
Hypothetical            $1,000         $1,022.74         $2.50          0.49%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA      CALIFORNIA      CALIFORNIA
                                         TAX-FREE      LIMITED-TERM    INTERMEDIATE-    LONG-TERM
                                       MONEY MARKET      TAX-FREE      TERM TAX-FREE     TAX-FREE
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities --
unaffiliated,at value (cost of
$605,804,592, $179,279,489,
$408,281,414, and $437,439,280,
respectively)                          $605,804,592    $183,271,881    $430,735,499    $472,147,198
------------------------------------
Investment securities -- affiliated,
at value (cost of --, $2,000,220,
--, and --, respectively)                        --       2,000,220              --              --
------------------------------------
Cash                                        697,115              --              --              --
------------------------------------
Receivable for investments sold           8,985,000              --              --              --
------------------------------------
Receivable for capital shares sold               --           9,329         194,428          26,603
------------------------------------
Interest receivable                       2,285,744       1,828,044       5,582,627       5,923,743
------------------------------------
Prepaid portfolio insurance                  44,569              --              --              --
----------------------------------------------------------------------------------------------------
                                        617,817,020     187,109,474     436,512,554     478,097,544
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                           --         278,748          41,553         238,363
------------------------------------
Payable for investments purchased                --       5,172,615              --         991,400
------------------------------------
Payable for variation margin
on futures contracts                             --          54,500          40,000         150,000
------------------------------------
Accrued management fees                     260,164          75,748         178,322         195,174
------------------------------------
Dividends payable                           201,043         111,395         365,966         568,864
----------------------------------------------------------------------------------------------------
                                            461,207       5,693,006         625,841       2,143,801
----------------------------------------------------------------------------------------------------

NET ASSETS                             $617,355,813    $181,416,468    $435,886,713    $475,953,743
====================================================================================================
CAPITAL SHARES
----------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                   617,419,613      17,222,695      38,483,814      40,398,429
====================================================================================================

NET ASSET VALUE PER SHARE                     $1.00          $10.53          $11.33          $11.78
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                        $617,419,613    $179,209,713    $413,500,272    $433,457,047
------------------------------------
Undistributed net investment income          35,191              --              --          25,042
------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                     (98,991)     (1,675,001)         22,560       8,101,911
------------------------------------
Net unrealized appreciation
(depreciation)on investments                     --       3,881,756      22,363,881      34,369,743
----------------------------------------------------------------------------------------------------
                                       $617,355,813    $181,416,468    $435,886,713    $475,953,743
====================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED AUGUST 31, 2005
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA      CALIFORNIA      CALIFORNIA
                                         TAX-FREE      LIMITED-TERM    INTERMEDIATE-    LONG-TERM
                                       MONEY MARKET      TAX-FREE      TERM TAX-FREE     TAX-FREE
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
------------------------------------
Interest                                $12,379,317     $ 7,060,798     $19,070,708     $23,022,691
----------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                           2,972,854         984,740       2,065,496       2,300,100
------------------------------------
Trustees' fees and expenses                  28,397           9,629          19,852          22,162
------------------------------------
Portfolio insurance                         114,159              --              --              --
------------------------------------
Other expenses                               26,085           2,119           1,083           1,414
----------------------------------------------------------------------------------------------------
                                          3,141,495         996,488       2,086,431       2,323,676
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     9,237,822       6,064,310      16,984,277      20,699,015
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                     (58,216)       (775,383)      1,072,107       9,883,190
------------------------------------
Change in net unrealized
appreciation on investments                      --      (2,639,000)     (4,316,232)     (6,109,073)
----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)                      (58,216)     (3,414,383)     (3,244,125)      3,774,117
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                         $ 9,179,606     $ 2,649,927     $13,740,152     $24,473,132
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2005 AND AUGUST 31, 2004
----------------------------------------------------------------------------------------------------
                                            CALIFORNIA TAX-FREE            CALIFORNIA LIMITED-TERM
                                               MONEY MARKET                       TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2005            2004             2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                 $   9,237,822   $   3,567,066    $  6,064,310    $  5,974,260
------------------------------------
Net realized gain (loss)                    (58,216)        164,580        (775,383)       (899,680)
------------------------------------
Change in net unrealized
appreciation (depreciation)                      --              --      (2,639,000)        933,894
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations          9,179,606       3,731,646       2,649,927       6,008,474
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income               (9,239,818)     (3,615,059)     (6,064,310)     (5,974,260)
------------------------------------
From net realized gain                           --              --              --         (60,656)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net
assets from distributions                (9,239,818)     (3,615,059)     (6,064,310)     (6,034,916)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold               396,325,080     568,773,384      37,323,721      68,928,584
------------------------------------
Proceeds from reinvestment
of distributions                          7,618,474       3,017,714       4,769,915       4,484,702
------------------------------------
Payments for shares redeemed           (387,409,633)   (592,773,008)    (77,212,251)    (81,467,813)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       16,533,921     (20,981,910)    (35,118,615)     (8,054,527)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            16,473,709     (20,865,323)    (38,532,998)     (8,080,969)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     600,882,104     621,747,427     219,949,466     228,030,435
----------------------------------------------------------------------------------------------------
End of period                         $ 617,355,813   $ 600,882,104    $181,416,468    $219,949,466
====================================================================================================

Undistributed net investment income         $35,191          $1,996              --              --
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                    396,325,080     568,773,384       3,516,615       6,402,252
------------------------------------
Issued in reinvestment
of distributions                          7,618,474       3,017,714         450,191         417,385
------------------------------------
Redeemed                               (387,409,633)   (592,773,008)     (7,283,420)     (7,592,192)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                   16,533,921     (20,981,910)     (3,316,614)       (772,555)
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2005 AND AUGUST 31, 2004
----------------------------------------------------------------------------------------------------
                                       CALIFORNIA INTERMEDIATE-TERM         CALIFORNIA LONG-TERM
                                                 TAX-FREE                         TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2005            2004             2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $ 16,984,277   $  17,002,416    $ 20,699,015    $ 21,267,930
------------------------------------
Net realized gain (loss)                  1,072,107        (776,749)      9,883,190      (1,756,223)
------------------------------------
Change in net unrealized
appreciation (depreciation)              (4,316,232)      5,888,037      (6,109,073)     12,678,939
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations         13,740,152      22,113,704      24,473,132      32,190,646
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income              (16,984,277)    (17,002,416)    (20,699,015)    (21,411,265)
------------------------------------
From net realized gain                           --              --              --        (174,471)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net
assets from distributions               (16,984,277)    (17,002,416)    (20,699,015)    (21,585,736)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold                64,497,591      50,224,370      39,091,188      46,144,755
------------------------------------
Proceeds from reinvestment
of distributions                         12,613,777      12,454,672      13,833,162      14,485,976
------------------------------------
Payments for shares redeemed            (56,635,099)   (100,267,211)    (49,635,245)    (99,510,535)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       20,476,269     (37,588,169)      3,289,105     (38,879,804)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            17,232,144     (32,476,881)      7,063,222     (28,274,894)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     418,654,569     451,131,450     468,890,521     497,165,415
----------------------------------------------------------------------------------------------------
End of period                          $435,886,713   $ 418,654,569    $475,953,743    $468,890,521
====================================================================================================

Undistributed net investment income              --              --         $25,042              --
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                      5,691,790       4,389,217       3,331,527       3,952,532
------------------------------------
Issued in reinvestment
of distributions                          1,111,967       1,091,123       1,178,722       1,243,981
------------------------------------
Redeemed                                 (4,999,187)     (8,793,299)     (4,238,058)     (8,557,548)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                    1,804,570      (3,312,959)        272,191      (3,361,035)
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

AUGUST 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. The following is a summary of the funds'
significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value.
Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Intermediate-Term and Long-Term may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Intermediate-Term and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Intermediate-Term and Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance (money market funds only), interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term.
The rates for the Complex Fee range from 0.2500% to 0.3100%. For the year ended
August 31, 2005, the effective annual management fee was 0.49% for each of the funds.

MONEY MARKET INSURANCE -- Effective February 1, 2005, Tax-Free Money Market,
along with other money market funds managed by ACIM, have entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider.
Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. Through January 31, 2005, Tax-Free Money Market, along with other money market funds managed by ACIM, had entered into an insurance agreement with
MBIA Insurance Corporation. For the year ended August 31, 2005, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation).

Limited-Term, Intermediate-Term and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

As of August 31, 2005, Limited-Term had invested $2,000,220 in shares of
Tax-Free Money Market. The terms of the transaction were identical to those with nonrelated entities except that, to avoid duplicative investment advisory fees and administrative fees, Limited-Term did not pay ACIM management fees with respect to assets invested in shares of Tax-Free Money Market.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2005

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2005, were  as follows:

--------------------------------------------------------------------------------
                                               INTERMEDIATE-
                             LIMITED-TERM           TERM            LONG-TERM
--------------------------------------------------------------------------------
Cost of purchases            $145,726,092       $175,181,186       $173,915,982
--------------------------------------------------------------------------------
Proceeds from sales          $184,071,045       $142,375,650       $160,981,322
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2005.

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term and Long-Term, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM),
have a $575,000,000 unsecured bank line of credit agreement with JPMCB.
Limited-Term, Intermediate-Term and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Limited-Term,
Intermediate-Term and Long-Term did not borrow from the line during the year ended August 31, 2005.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. CORPORATE EVENT

On May 26, 2005, the Trustees approved a name and policy change for
Intermediate-Term. Effective January 1, 2006, the fund will be renamed to
California Tax-Free Bond Fund and its investment policy will be broadened to allow its portfolio to hold investment-grade securities of all maturity ranges.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 were as follows:

--------------------------------------------------------------------------------
                             TAX-FREE MONEY MARKET           LIMITED-TERM
--------------------------------------------------------------------------------
                              2005          2004          2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $9,239,818    $3,615,059    $6,064,310    $5,974,260
--------------------------------------------------------------------------------
Long-term capital gains            --            --            --       $60,656
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              INTERMEDIATE-TERM                LONG-TERM
--------------------------------------------------------------------------------
                              2005          2004          2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $16,984,277   $17,002,416   $20,699,015   $21,411,265
--------------------------------------------------------------------------------
Long-term capital gains            --            --            --      $174,471
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

----------------------------------------------------------------------------------------------------
                                         TAX-FREE                      INTERMEDIATE-
                                       MONEY MARKET    LIMITED-TERM        TERM          LONG-TERM
----------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
----------------------------------------------------------------------------------------------------
Federal tax cost of investments        $605,804,592    $181,279,709    $408,281,414    $437,439,280
====================================================================================================
Gross tax appreciation
of investments                                   --      $4,052,301     $22,476,995     $34,745,538
-----------------------------------
Gross tax depreciation
of investments                                   --         (59,909)        (22,910)        (37,620)
----------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                   --      $3,992,392     $22,454,085     $34,707,918
====================================================================================================
Undistributed ordinary income               $35,191              --              --         $25,042
-----------------------------------
Accumulated long-term gains                      --              --              --      $7,763,736
-----------------------------------
Accumulated capital losses                       --       $(905,690)       $(67,644)             --
-----------------------------------
Capital loss deferral                      $(98,991)      $(879,947)             --              --
----------------------------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                                            2012         2013
--------------------------------------------------------------------------------
Limited-Term                                                   --     $(905,690)
--------------------------------------------------------------------------------
Intermediate-Term                                        $(67,644)           --
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate exempt interest and capital gain distributions for the fiscal year ended August 31, 2005, as follows:

--------------------------------------------------------------------------------
                           TAX-FREE                   INTERMEDIATE-
                         MONEY MARKET  LIMITED-TERM      TERM         LONG-TERM
--------------------------------------------------------------------------------
Exempt interest
distributions             $9,053,828    $6,056,882    $16,965,331    $20,681,272
--------------------------------------------------------------------------------
Long-term capital gains      $35,191            --             --             --
--------------------------------------------------------------------------------

------

California Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.02       0.01       0.01       0.01       0.03
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.02)     (0.01)     (0.01)     (0.01)     (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)              1.54%      0.58%      0.73%      1.24%      2.86%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.52%      0.52%      0.51%      0.51%      0.50%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.53%      0.57%      0.76%      1.24%      2.84%
-------------------------
Net Assets, End of Period
(in thousands)              $617,356   $600,882   $621,747   $528,188   $551,722
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.71     $10.70     $10.82     $10.69     $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.32       0.28       0.30       0.35       0.42
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.18)      0.01      (0.10)      0.16       0.29
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.14       0.29       0.20       0.51       0.71
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.32)     (0.28)     (0.30)     (0.35)     (0.42)
-------------------------
  From Net Realized Gains        --      --(1)      (0.02)     (0.03)        --
--------------------------------------------------------------------------------
  Total Distributions         (0.32)     (0.28)     (0.32)     (0.38)     (0.42)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.53     $10.71     $10.70     $10.82     $10.69
================================================================================
  TOTAL RETURN(2)              1.33%      2.75%      1.87%      4.91%      6.94%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.01%      2.59%      2.78%      3.30%      3.97%
-------------------------
Portfolio Turnover Rate          78%        55%        34%        50%        63%
-------------------------
Net Assets, End of Period
(in thousands)              $181,416   $219,949   $228,030   $205,066   $163,929
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.41     $11.28     $11.55     $11.47     $11.08
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.46       0.44       0.45       0.47       0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.08)      0.13      (0.23)      0.15       0.39
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.38       0.57       0.22       0.62       0.89
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.46)     (0.44)     (0.45)     (0.47)     (0.50)
-------------------------
  From Net
  Realized Gains                 --         --      (0.04)     (0.07)        --
--------------------------------------------------------------------------------
  Total Distributions         (0.46)     (0.44)     (0.49)     (0.54)     (0.50)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.33     $11.41     $11.28     $11.55     $11.47
================================================================================
  TOTAL RETURN(1)              3.36%      5.13%      1.91%      5.63%      8.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.02%      3.87%      3.89%      4.13%      4.45%
-------------------------
Portfolio Turnover Rate          34%        20%        25%        41%        94%
-------------------------
Net Assets, End of Period
(in thousands)              $435,887   $418,655   $451,131   $477,494   $449,975
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.69     $11.43     $11.75     $11.70     $11.11
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.52       0.51       0.53       0.53       0.55
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.09       0.26      (0.32)      0.05       0.59
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.61       0.77       0.21       0.58       1.14
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.52)     (0.51)     (0.53)     (0.53)     (0.55)
-------------------------
  From Net
  Realized Gains                 --       --(1)        --         --         --
--------------------------------------------------------------------------------
  Total Distributions         (0.52)     (0.51)     (0.53)     (0.53)     (0.55)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.78     $11.69     $11.43     $11.75     $11.70
================================================================================
  TOTAL RETURN(2)              5.38%      6.83%      1.81%      5.14%     10.55%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.49%      0.50%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.40%      4.39%      4.54%      4.58%      4.87%
-------------------------
Portfolio Turnover Rate          36%        19%        23%        43%        31%
-------------------------
Net Assets, End of Period
(in thousands)              $475,954   $468,891   $497,165   $327,150   $331,090
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Tax-Free Money Market Fund, California
Limited-Term Tax-Free Fund, California Intermediate-Term Tax-Free Fund and
California Long-Term Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money
Market Fund, California Limited-Term Tax-Free Fund, California Intermediate-Term
Tax-Free Fund and California Long-Term Tax-Free Fund (four of the five funds in the American Century California Tax-Free and Municipal Funds, hereafter referred to as the "Funds") at August 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 12, 2005

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice President-
Administration, Brocade Communications Systems, Inc. (November 2004 to present);
Vice President-Finance, Brocade Communications Systems, Inc. (November 2000 to
November 2004); Vice President, Chief Financial Officer and Secretary, Wireless
Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present);
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and ACC
subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free (collectively, the "funds") and the services provided to the funds under the management agreement.

The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the  advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free

Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of each fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free

meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. Further, the
Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. California
Tax-Free Money Market's performance was well above the median for its peer group for both one and three year periods. California Limited-Term Tax-Free's performance fell below the median for both the one and three year periods during the past year. The board discussed California Limited-Term Tax-Free's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. California Intermediate-Term Tax-Free's performance was above the median for its peer group for the three year period and near the median for the one year period. California Long-Term Tax-Free's performance was above the median for its peer group for the three year period and below the median during part of the one year period. The board discussed California Long-Term Tax-Free's performance with the advisor and will continue to monitor those efforts and the performance of the funds.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning the cost of providing various services to the funds, profitability in managing the funds, overall profitability, and the financial condition of each fund. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of each fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing each fund's unified fee to the total expense ratio of other funds in each fund's peer group. The unified fee charged to shareholders of each of the funds was in the lowest quartile of the total expense ratios of its peer group.

                                                                    (continued)

------

Approval of Management Agreements for California Tax-Free Money Market,
California Limited-Term Tax-Free, California Intermediate-Term Tax-Free and
California Long-Term Tax-Free

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0510                     ©2005 American Century Proprietary Holdings, Inc.
SH-ANN-45690N            All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

AUGUST 31, 2005

California High-Yield Municipal Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the California
High-Yield Municipal Fund for the year ended August 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
February 28, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF AUGUST 31, 2005
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            9.65%      7.38%       7.15%      6.66%       12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX               10.52%      8.01%       7.33%      7.90%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS(2)                5.88%      5.51%       5.65%      6.32%(1)       --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
   as of 8/31/05(2)     4 of 127    2 of 103    1 of 68    4 of 26(1)      --
   as of 9/30/05(2)     5 of 123    4 of 99     1 of 67    4 of 25(1)      --
--------------------------------------------------------------------------------
A Class
   No sales charge*       9.38%       --          --        7.35%(3)     1/31/03
   With sales charge*     4.44%       --          --        5.46%(3)
--------------------------------------------------------------------------------
B Class
   No sales charge*       8.57%       --          --        6.56%(3)     1/31/03
   With sales charge*     4.57%       --          --        5.50%(3)
--------------------------------------------------------------------------------
C Class                   8.56%       --          --        6.66%(3)     1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 4.50% initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the fund's inception for which data are available.

(2) ©2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. - A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A, B, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                  1996     1997     1998     1999    2000     2001    2002    2003    2004     2005
----------------------------------------------------------------------------------------------------
Investor Class    8.02%   10.61%    9.35%    0.26%   6.70%    9.50%   6.07%   3.35%   8.48%    9.65%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index        6.88%   11.24%   10.51%   -2.14%   7.34%   12.35%   5.62%   2.62%   9.24%   10.52%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

California High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

PERFORMANCE SUMMARY

California High-Yield Municipal (Cal High-Yield) returned 9.65%* for the fiscal year ended August 31, 2005, its highest fiscal-year performance since 1997. The fund's benchmark, the Lehman Brothers Long-Term Municipal Bond Index, returned
10.52%.

Bonds generally posted positive returns despite the Federal Reserve's (the
Fed's) short-term interest rate increases. Bond portfolios with comparatively shorter maturities or durations (like Cal High-Yield) generally UNDERperformed those with longer (like the benchmark). But lower-quality, higher-yielding portfolios (like Cal High-Yield) typically OUTperformed investment-grade portfolios, like those in Cal High-Yield's largely investment-grade Lipper group.

ECONOMIC REVIEW

The U.S. economy grew at a moderate but declining rate during the fiscal year as energy prices, inflation, and short-term interest rates rose. The annualized real rate of GDP growth declined from 4.0% in the third quarter of 2004 to 3.3%
in the second quarter of 2005, while crude oil futures jumped during the fiscal year from $42.12 a barrel to $68.94, a 64% increase. Meanwhile, core CPI was on track in 2005 to average its highest annual growth rate since 2002. Attempting to keep inflation under control, the Fed raised its overnight rate target two full percentage points, in eight quarter-point increments, from 1.50% in August
2004 to 3.50% in August 2005.

BROAD BOND MARKET REVIEW

Despite the Fed's actions, longer-term interest rates and bond yields FELL and bond prices rose. For example, the 30-year Treasury bond's yield fell from 4.93%
to 4.26%, generating a total return of 15.39%, better than the S&P 500 Index and the Dow Jones Industrial Average for the period. Lower longer-maturity yields, combined with higher yields for shorter-maturity securities (which rose with the
Fed's rate hikes) created a "flatter" Treasury yield curve and helped longer-maturity/duration notes and bonds generally outperform shorter-maturity/
duration notes. Hurricane Katrina contributed to a bond rally at the end of
August 2005 as storm damage and high energy prices raised concerns about future economic growth.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  20.4 yrs              20.9 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.9 yrs               6.3 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.94%
--------------------------------------------------------------------------------
A Class                                                3.53%
--------------------------------------------------------------------------------
B Class                                                2.94%
--------------------------------------------------------------------------------
C Class                                                2.96%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     5.79%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     6.03%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     6.48%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     6.68%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
4

California High-Yield Municipal - Portfolio Commentary

MUNICIPAL MARKET REVIEW

The Lehman Brothers Municipal Bond Index returned 5.31% for the fiscal year, outperforming its taxable counterpart, the Lehman Brothers U.S. Aggregate Index.
The municipal yield curve also flattened, causing long-term municipal bonds to outperform shorter-term notes. But the municipal curve did not flatten as much as the Treasury curve, making municipal bond yields attractive compared with
Treasury yields--as of August 31, 2005, 30-year AAA-rated general obligation municipals yielded more than 30-year Treasurys!

PORTFOLIO STRATEGY

Our investment objective is to seek high current income exempt from federal and
California income taxes. As of August 31, 2005, we'd invested 51% of the portfolio in below-investment-grade debt (either rated below BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk. The fund's 30-day SEC yield declined from 4.58% on August 31, 2004 to 3.94% on August 31, 2005 as the bond market rallied, but that still translated to attractive tax-equivalent yields for investors (see the yield table on page 4).

Our approach to investing and portfolio management continued to focus on thorough credit reviews and careful security selection. Past performance is no guarantee of future results, but our process is designed to reduce credit risk, as evidenced by the absence of defaults in the portfolio since the fund's inception.

Our approach includes strategies designed to realize capital appreciation as well as high income, including investments in land-secured bonds, the portfolio's largest sector at the end (see the table above) of the reporting period. Land-secured bonds have price appreciation potential as the economy grows and/or the projects are developed and their finances solidify.

OUR COMMITMENT

We remain committed to seeking high levels of federal and California tax-exempt current income, as well as capital appreciation, by investing at least 80% of the fund's assets in municipal securities, including securities rated below investment-grade or that are unrated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/05               2/28/05
--------------------------------------------------------------------------------
AAA                                          35%                   34%
--------------------------------------------------------------------------------
AA                                            --                    1%
--------------------------------------------------------------------------------
A                                             1%                    --
--------------------------------------------------------------------------------
BBB                                          13%                   11%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      50%                   53%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         38%
--------------------------------------------------------------------------------
Prerefunded                                                        15%
--------------------------------------------------------------------------------
General Obligation (GO)                                            11%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             10%
--------------------------------------------------------------------------------
Certificate of Participation
(COPs)/Leases                                                       8%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2005 to August 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      3/1/05 -        EXPENSE
                        3/1/05          8/31/05          8/31/05        RATIO*
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,054.40         $2.69           0.52%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,053.10         $3.98           0.77%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,049.20         $7.85           1.52%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,049.20         $7.85           1.52%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.58         $2.65           0.52%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.32         $3.92           0.77%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.54         $7.73           1.52%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.54         $7.73           1.52%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.1%

CALIFORNIA -- 99.1%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    500,983
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facilities
                   District No. 1), 7.00%, 8/1/19                     2,097,720
--------------------------------------------------------------------------------
        2,325,000  Alhambra City Elementary
                   School District GO, Series
                   2004 B, (Election of 1999),
                   5.00%, 9/1/26 (FGIC)                               2,491,121
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)                                       1,483,692
--------------------------------------------------------------------------------
          880,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15                                     950,198
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28                                   3,199,830
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2003 A, 6.875%, 9/1/27                             2,855,175
--------------------------------------------------------------------------------
        2,875,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2004 D, 5.80%, 9/1/35                              3,049,053
--------------------------------------------------------------------------------
          855,000  Beaumont Financing Auth.
                   Local Agency Special Tax Rev.,
                   Series 2005 C, 5.50%, 9/1/29                         888,268
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               596,166
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               581,367
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               452,120
--------------------------------------------------------------------------------
        3,260,000  Brentwood Infrastructure
                   Financing Auth. Special
                   Assessment, Series 2005-1,
                   5.15%, 9/2/35                                      3,313,171
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (Ambac)(1)                                    611,520
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (Ambac)(1)                                  1,161,760
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             820,598
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                        $    810,148
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             800,612
--------------------------------------------------------------------------------
        2,885,000  California Communities
                   Development Auth. COP,
                   (Sonoma County Indian
                   Health), 6.40%, 9/1/29                             3,006,776
--------------------------------------------------------------------------------
        2,000,000  California Communities
                   Development Auth. COP,
                   (Windward School), 6.90%,
                   9/1/23                                             2,080,060
--------------------------------------------------------------------------------
        2,000,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/31                               2,482,580
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,640,089
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (Ambac)(1)                          3,117,520
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)                                2,682,550
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,776,118
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       2,036,369
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36                               6,933,816
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,245,420
--------------------------------------------------------------------------------
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General
                   Services - Butterfield), 5.25%,
                   6/1/30                                             6,484,440
--------------------------------------------------------------------------------
        1,405,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24                                            1,482,472
--------------------------------------------------------------------------------
        1,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 B,
                   (Thomas Jefferson School of
                   Law), 4.875%, 10/1/31(2)                           1,009,170
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/12, Prerefunded at
                   101% of Par(3)                                  $  5,399,691
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/12, Prerefunded
                   at 101% of Par(3)                                  2,915,600
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/12, Prerefunded
                   at 101% of Par(3)                                  2,983,218
--------------------------------------------------------------------------------
        4,070,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/32                            4,412,368
--------------------------------------------------------------------------------
        6,250,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/33                            6,711,188
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,096,120
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/23 (MBIA)(1)                              486,029
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/24 (MBIA)(1)                              463,250
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/25 (MBIA)(1)                              445,468
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/26 (MBIA)(1)                              424,257
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,870,340
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District No. 01-1
                   Area A Special Tax Rev.,
                   6.10%, 9/1/10, Prerefunded
                   at 102% of Par(3)                                  2,443,837
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District No. 06-1
                   Eastlake Woods Area A  Special
                   Tax Rev., 6.20%,
                   9/1/33                                             3,855,528
--------------------------------------------------------------------------------
        7,715,000  Chula Vista Community
                   Facilities District No. 99-1
                   Special Tax Rev., 7.625%,
                   9/1/09, Prerefunded at 102%
                   of Par(3)                                          9,092,744
--------------------------------------------------------------------------------
        2,000,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%,
                   9/1/34                                             2,127,560
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (Ambac)                          $  1,946,341
--------------------------------------------------------------------------------
          550,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $550,000)(4)                                         647,988
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,837,028
--------------------------------------------------------------------------------
        1,000,000  Del Mar Race Track Auth. Rev.,
                   5.00%, 8/15/25(2)                                  1,049,160
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     514,211
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Community
                   Facilities District No. 1992-1
                   Special Tax Rev., 5.60%,
                   9/1/09                                             4,729,905
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., 6.30%,
                   9/1/31                                             2,656,100
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(3)                                          1,128,620
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 9/1/09, Prerefunded
                   at 102% of Par(3)                                  4,895,634
--------------------------------------------------------------------------------
        3,785,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,913,879
--------------------------------------------------------------------------------
        2,125,000  Folsom Public Financing Auth.
                   Rev., Series 2005 A, 5.00%,
                   12/1/34 (FSA)                                      2,249,716
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 7), 5.75%,
                   9/1/14                                             2,645,523
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 10), 7.00%,
                   9/1/24                                             4,690,513
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 14), 6.30%,
                   9/1/32                                             7,086,300
--------------------------------------------------------------------------------
        3,000,000  Foothill-De Anza Community
                   College District GO, 6.16%,
                   8/1/21 (MBIA)(1)                                   1,502,940
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,192,060
--------------------------------------------------------------------------------
        5,000,000  Fullerton Unified School
                   District Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,502,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,165,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facilities),
                   7.75%, 9/1/05, Prerefunded
                   at 102% of Par(3)                               $  1,188,300
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,774,864
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                2,923,403
--------------------------------------------------------------------------------
        3,920,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.25%,
                   6/1/33                                             4,379,267
--------------------------------------------------------------------------------
        4,750,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.75%,
                   6/1/39                                             5,480,978
--------------------------------------------------------------------------------
        3,375,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,619,046
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,100,440
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)                                     5,525,050
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,121,740
--------------------------------------------------------------------------------
        1,000,000  Jurupa Community Services
                   District Special Tax Rev., Series
                   2005 A, (Community Facilities
                   District No. 11), 5.10%, 9/1/35                    1,014,790
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              340,160
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,647,400
--------------------------------------------------------------------------------
        1,225,000  Lake Elsinore Special Tax Rev.,
                   (Community Facilities
                   District 3-Improvement Area 1),
                   5.25%, 9/1/35                                      1,244,086
--------------------------------------------------------------------------------
       10,770,000  Long Beach Bond Finance
                   Auth. Rev., Series 2005 A1,
                   (Redevelopment, Housing &  Gas
                   Utility Financing), 5.00%,
                   8/1/35 (Ambac)(5)                                 11,386,474
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,103,660
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)                               1,597,350
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24 (FGIC)(1)                      643,995
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (Ambac)                           $  7,960,650
--------------------------------------------------------------------------------
        1,750,000  Mid-Peninsula Regional Open
                   Space District Rev., 5.00%,
                   9/1/34 (Ambac)                                     1,854,300
--------------------------------------------------------------------------------
        2,230,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,330,796
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities No.
                   2002-1), 6.20%, 9/1/32                             4,299,200
--------------------------------------------------------------------------------
        1,920,000  Murrieta Community Facilities
                   District No. 2 Special Tax Rev.,
                   Series 2004 A, (The Oaks
                   Improvement Area), 6.00%,
                   9/1/34                                             2,061,389
--------------------------------------------------------------------------------
        4,100,000  Murrieta Community Facilities
                   District No. 2000-1 Special Tax
                   Rev., 6.375%, 9/1/30                               4,491,509
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%,
                   9/1/25                                             3,689,385
--------------------------------------------------------------------------------
        1,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., (No. 2001-1 Morrow Hills
                   Development), 5.50%, 9/1/29                        1,040,660
--------------------------------------------------------------------------------
        3,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No.
                   2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,234,780
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/21                                            2,262,220
--------------------------------------------------------------------------------
        2,200,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/29                                            2,509,012
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 01-1
                   Ladera Ranch), 6.25%,
                   8/15/30                                            4,914,467
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/32                                            2,574,744
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1
                   Ladera Ranch), 5.20%,
                   8/15/34                                         $  2,339,353
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,606,990
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,281,077
--------------------------------------------------------------------------------
       10,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)                             10,600,199
--------------------------------------------------------------------------------
        2,680,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,858,836
--------------------------------------------------------------------------------
        5,000,000  Palomar Pomerado Health GO,
                   Series 2005 A, (Election of
                   2004), 5.00%, 8/1/34 (Ambac)                       5,326,150
--------------------------------------------------------------------------------
          500,000  Perris Community Facilities
                   District Special Tax Rev.,
                   (No. 1-2-Avalon), 5.10%,
                   9/1/28                                               505,360
--------------------------------------------------------------------------------
          550,000  Perris Community Facilities
                   District Special Tax Rev.,
                   (No. 1-2-Avalon), 5.15%,
                   9/1/32                                               555,962
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2004 A, 6.125%, 9/1/34                             3,278,400
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              429,330
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              417,490
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25
                   (Ambac)(1)                                         1,181,402
--------------------------------------------------------------------------------
        1,000,000  Placentia COP, (Improvement),
                   5.60%, 7/1/30                                      1,001,300
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (Ambac)(3)                          1,925,193
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,695,065
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              929,648
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,467,209
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                            1,002,372
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                         $  1,596,508
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              431,730
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             6,035,047
--------------------------------------------------------------------------------
        4,460,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/06,
                   Prerefunded at 102% of Par(3)                      4,736,654
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,886,801
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,027,250
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              768,604
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                            1,135,913
--------------------------------------------------------------------------------
        2,500,000  Riverside County Community
                   Facilities District Special Tax
                   Rev., (No. 4-2-Lake Hills),
                   5.10%, 9/1/35                                      2,520,350
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,686,001
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (District No. 168-
                   Rivercrest), 6.70%, 9/2/26                         2,202,282
--------------------------------------------------------------------------------
        3,000,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., Series 2005 A,
                   (Redevelopment), 5.00%,
                   10/1/35 (XLCA)(2)                                  3,174,030
--------------------------------------------------------------------------------
        2,000,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., Series 2005 A,
                   (Redevelopment), 5.00%,
                   10/1/37 (XLCA)(2)                                  2,111,160
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District No. 7 Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, 7.00%,
                   5/31/30                                            5,444,346
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,627,881
--------------------------------------------------------------------------------
        1,200,000  Roseville Special Tax Rev.,
                   (Community Facilities District
                   No.1-Fiddyment), 5.10%,
                   9/1/36                                             1,208,316
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,500,000  Roseville Special Tax Rev.,
                   (Community Facilities District
                   No.1-Westpark), 5.20%,
                   9/1/36                                          $  1,524,915
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       653,396
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       673,135
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                     1,564,995
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utilities
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (Ambac)                                            4,613,339
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/06, Prerefunded
                   at 102% of Par(3)                                  5,231,150
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,269,040
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,129,038
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,020,000
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     906,088
--------------------------------------------------------------------------------
        2,165,000  San Jose Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2005 A, (Merged Area),
                   5.00%, 8/1/23 (FGIC)                               2,349,025
--------------------------------------------------------------------------------
        1,500,000  San Marcos Public Facilities
                   Auth. Special Tax Rev.,
                   (Area 3-A), 5.00%, 10/1/34
                   (Ambac)                                            1,576,665
--------------------------------------------------------------------------------
        2,790,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.45%, 9/1/24                              2,826,410
--------------------------------------------------------------------------------
        5,000,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.00%, 9/1/34 (FGIC)                       5,298,000
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (Ambac)                              3,365,059
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/13,
                   Prerefunded at 102% of Par(3)                      9,315,305
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,402,741
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                   $    579,240
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,712,160
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                            847,600
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (Ambac)(3)                                  1,368,288
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West No. 2001-1),
                   6.375%, 9/1/32                                     4,517,889
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities
                   District No. 1), 7.75%, 8/1/32                     5,406,800
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,281,866
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                            1,003,706
--------------------------------------------------------------------------------
        1,665,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/1/05, Prerefunded
                   at 102% of Par(3)                                  1,704,177
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(3)                                  2,232,420
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (Ambac)                                    1,623,450
--------------------------------------------------------------------------------
        2,500,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.40%, 9/1/30                                      2,599,725
--------------------------------------------------------------------------------
        2,600,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.45%, 9/1/36                                      2,698,670
--------------------------------------------------------------------------------
        2,500,000  West Basin Municipal Water
                   District COP, Series 2003 A,
                   5.00%, 8/1/30 (MBIA)                               2,636,025
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,025,240
--------------------------------------------------------------------------------
          500,000  West Sacramento Special Tax
                   Rev., 5.125%, 9/1/25                                 510,595
--------------------------------------------------------------------------------
        1,740,000  West Sacramento Special Tax
                   Rev., 5.30%, 9/1/35                                1,777,253
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,504,540
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%,
                   9/1/29                                          $  1,060,900
--------------------------------------------------------------------------------
        2,000,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   6.00%, 9/1/31                                      2,133,820
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                          1,240,623
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            625,035
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $397,348,607)                                                 431,672,895
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.6%

CALIFORNIA -- 0.6%
--------------------------------------------------------------------------------
        1,400,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B6, VRDN, 2.20%,
                   9/1/05 (LOC: State Street
                   Bank & Trust Co.)                                  1,400,000
--------------------------------------------------------------------------------
          450,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   2.35%, 9/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  450,000
--------------------------------------------------------------------------------
          300,000  California State Department of
                   Water Resources Rev., Series
                   2002 B5, VRDN, 2.26%,
                   9/1/05 (LOC: Bayerische
                   Landesbank, Westdeutsche
                   Landesbank AG)                                       300,000
--------------------------------------------------------------------------------
          400,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   2.26%, 9/1/05 (LOC: Bank of
                   America N.A.)                                        400,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $2,550,000)                                                     2,550,000
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

        1,388,000  Federated California Municipal
                   Cash Trust
(Cost $1,388,000)                                                  $  1,388,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $401,286,607)                                                 435,610,895
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(6)                                         187,685
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $435,798,580
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) When-issued security.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was $647,988, which represented 0.1% of total net assets.

(5) Security, or a portion thereof, has been segregated for a when-issued security.

(6) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
13

Statement of Assets and Liabilities

AUGUST 31, 2005

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $401,286,607)             $435,610,895
------------------------------------------------------------
Cash                                                                     67,368
------------------------------------------------------------
Receivable for capital shares sold                                      259,722
------------------------------------------------------------
Interest receivable                                                   7,786,016
--------------------------------------------------------------------------------
                                                                    443,724,001
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     7,244,580
------------------------------------------------------------
Accrued management fees                                                 187,650
------------------------------------------------------------
Distribution fees payable                                                11,152
------------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                  11,774
------------------------------------------------------------
Dividends payable                                                       470,265
--------------------------------------------------------------------------------
                                                                      7,925,421
--------------------------------------------------------------------------------

NET ASSETS                                                         $435,798,580
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $403,381,733
------------------------------------------------------------
Accumulated net realized gain (loss)
on investment transactions                                           (1,907,441)
------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments            34,324,288
--------------------------------------------------------------------------------
                                                                   $435,798,580
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $377,533,585
------------------------------------------------------------
Shares outstanding                                                   36,442,346
------------------------------------------------------------
Net asset value per share                                                $10.36
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $39,608,057
------------------------------------------------------------
Shares outstanding                                                    3,823,261
------------------------------------------------------------
Net asset value per share                                                $10.36
------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.85
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,158,344
------------------------------------------------------------
Shares outstanding                                                      111,812
------------------------------------------------------------
Net asset value per share                                                $10.36
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                          $17,498,594
------------------------------------------------------------
Shares outstanding                                                    1,689,094
------------------------------------------------------------
Net asset value per share                                                $10.36
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
14

Statement of Operations

YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Interest                                                            $21,053,945
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                       1,980,281
------------------------------------------------------------
Distribution fees:
------------------------------------------------------------
  B Class                                                                 7,405
------------------------------------------------------------
  C Class                                                                82,261
------------------------------------------------------------
Service fees:
------------------------------------------------------------
  B Class                                                                 2,468
------------------------------------------------------------
  C Class                                                                27,420
------------------------------------------------------------
Service and distribution fees -- A Class                                 52,244
------------------------------------------------------------
Trustees' fees and expenses                                              17,595
------------------------------------------------------------
Other expenses                                                            1,676
--------------------------------------------------------------------------------
                                                                      2,171,350
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                18,882,595
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                   1,770,165
-----------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                        14,556,017
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              16,326,182
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $35,208,777
================================================================================

See Notes to Financial Statements.

------
15

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2005 AND AUGUST 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2005             2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $ 18,882,595     $ 18,175,290
------------------------------------------
Net realized gain (loss)                             1,770,165          568,784
------------------------------------------
Change in net unrealized
appreciation (depreciation)                         14,556,017        9,105,321
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           35,208,777       27,849,395
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                   (17,425,141)     (17,689,637)
------------------------------------------
  A Class                                             (983,796)        (255,359)
------------------------------------------
  B Class                                              (39,343)         (30,554)
------------------------------------------
  C Class                                             (434,315)        (203,979)
--------------------------------------------------------------------------------
Decrease in net assets from distributions          (18,882,595)     (18,179,529)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     67,256,969        4,194,160
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               83,583,151       13,864,026

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                352,215,429      338,351,403
--------------------------------------------------------------------------------
End of period                                     $435,798,580     $352,215,429
================================================================================

See Notes to Financial Statements.

------
16

Notes to Financial Statements

AUGUST 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
17

Notes to Financial Statements

AUGUST 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1925% to 0.3100% and the rates for the Complex Fee range from
0.2500% to 0.3100%. For the year ended August 31, 2005, the effective annual management fee for the Investor, A, B and C Classes was 0.52%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                          B & C
--------------------------------------------------------------------------------
Distribution Fee                                                          0.75%
--------------------------------------------------------------------------------
Service Fee                                                               0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the year ended
August 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2005, were  as follows:

--------------------------------------------------------------------------------
Cost of purchases                                                  $117,426,300
--------------------------------------------------------------------------------
Proceeds from sales                                                 $48,616,176
--------------------------------------------------------------------------------

                                                                    (continued)

------
18

Notes to Financial Statements

AUGUST 31, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2005
-----------------------------------------
Sold                                                  5,223,497    $ 52,921,371
-----------------------------------------
Issued in reinvestment of distributions               1,274,569      12,921,094
-----------------------------------------
Redeemed                                             (3,522,582)    (35,580,703)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,975,484    $ 30,261,762
================================================================================
YEAR ENDED AUGUST 31, 2004
-----------------------------------------
Sold                                                  4,131,134    $ 40,715,901
-----------------------------------------
Issued in reinvestment of distributions               1,323,770      13,039,500
-----------------------------------------
Redeemed                                             (6,593,481)    (64,790,005)
--------------------------------------------------------------------------------
Net increase (decrease)                              (1,138,577)   $(11,034,604)
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2005
-----------------------------------------
Sold                                                  3,047,060     $31,021,215
-----------------------------------------
Issued in reinvestment of distributions                  67,666         689,449
-----------------------------------------
Redeemed                                               (449,123)     (4,554,585)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,665,603     $27,156,079
================================================================================
YEAR ENDED AUGUST 31, 2004
-----------------------------------------
Sold                                                  1,074,803     $10,557,050
-----------------------------------------
Issued in reinvestment of distributions                  18,526         182,173
-----------------------------------------
Redeemed                                                (68,942)       (676,060)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,024,387     $10,063,163
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2005
-----------------------------------------
Sold                                                     33,039       $ 333,373
-----------------------------------------
Issued in reinvestment of distributions                   1,834          18,630
-----------------------------------------
Redeemed                                                (10,246)       (103,264)
--------------------------------------------------------------------------------
Net increase (decrease)                                  24,627       $ 248,739
================================================================================
YEAR ENDED AUGUST 31, 2004
-----------------------------------------
Sold                                                     54,328        $538,038
-----------------------------------------
Issued in reinvestment of distributions                   1,538          15,148
-----------------------------------------
Redeemed                                                 (5,157)        (50,626)
--------------------------------------------------------------------------------
Net increase (decrease)                                  50,709        $502,560
================================================================================

                                                                    (continued)

------
19

Notes to Financial Statements

AUGUST 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2005
-----------------------------------------
Sold                                                  1,094,937     $11,131,724
-----------------------------------------
Issued in reinvestment of distributions                  18,991         193,083
-----------------------------------------
Redeemed                                               (171,473)     (1,734,418)
--------------------------------------------------------------------------------
Net increase (decrease)                                 942,455     $ 9,590,389
================================================================================
YEAR ENDED AUGUST 31, 2004
-----------------------------------------
Sold                                                    569,104     $ 5,642,468
-----------------------------------------
Issued in reinvestment of distributions                   8,192          80,529
-----------------------------------------
Redeemed                                               (108,413)     (1,059,956)
--------------------------------------------------------------------------------
Net increase (decrease)                                 468,883     $ 4,663,041
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., has a $575,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended August 31, 2005.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                       2005            2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                     $18,882,595     $18,179,529
--------------------------------------------------------------------------------
Long-term capital gains                                      --              --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
20

Notes to Financial Statements

AUGUST 31, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $401,286,607
================================================================================
Gross tax appreciation of investments                               $34,324,288
----------------------------------------------------
Gross tax depreciation of investments                                        --
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $34,324,288
================================================================================
Undistributed ordinary income                                                --
----------------------------------------------------
Accumulated capital losses                                          $(1,907,441)
----------------------------------------------------
Capital loss deferral                                                        --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $18,806,019 of exempt interest distributions for the fiscal year ended August 31, 2005.

------
21

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2005       2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $9.93      $9.65      $9.84      $9.79      $9.44
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income        0.51       0.52       0.52       0.52       0.52
----------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.43       0.28      (0.19)      0.05       0.35
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.94       0.80       0.33       0.57       0.87
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.51)     (0.52)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.36      $9.93      $9.65      $9.84      $9.79
================================================================================
  TOTAL RETURN(1)              9.65%      8.48%      3.35%      6.07%      9.50%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.52%      0.53%      0.54%      0.54%      0.54%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.99%      5.30%      5.24%      5.37%      5.45%
--------------------------
Portfolio Turnover Rate          13%        19%        30%        32%        47%
--------------------------
Net Assets, End of Period
(in thousands)              $377,534   $332,434   $334,032   $373,061   $336,400
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
22

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             A CLASS
--------------------------------------------------------------------------------
                                                    2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                              0.48       0.50       0.29
-------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                        0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.91       0.78       0.15
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                        (0.48)     (0.50)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                                    9.38%      8.21%      1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                0.77%      0.78%   0.78%(3)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                4.74%      5.05%   5.04%(3)
-------------------------------------------
Portfolio Turnover Rate                                13%        19%     30%(4)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                     $39,608    $11,499     $1,286
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
23

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             B CLASS
--------------------------------------------------------------------------------
                                                    2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                              0.40       0.42       0.25
-------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                        0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.83       0.70       0.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                        (0.40)     (0.42)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                                    8.57%      7.40%      1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                1.52%      1.53%   1.53%(3)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                3.99%      4.30%   4.43%(3)
-------------------------------------------
Portfolio Turnover Rate                                13%        19%     30%(4)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                      $1,158       $866       $352
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
24

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                    2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income                              0.40       0.43       0.26
-------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                        0.43       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.83       0.71       0.12
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                        (0.40)     (0.43)     (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.36      $9.93      $9.65
================================================================================
  TOTAL RETURN(2)                                    8.56%      7.49%      1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                1.52%      1.48%   1.28%(3)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                3.99%      4.35%   4.59%(3)
-------------------------------------------
Portfolio Turnover Rate                                13%        19%     30%(4)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                     $17,499     $7,416     $2,681
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
25

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California High-Yield Municipal Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal
Fund (one of the five funds in the American Century California Tax-Free and
Municipal Funds, hereafter referred to as the "Fund") at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 12, 2005

------
26

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the fund's investment advisor,
American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice President-
Administration, Brocade Communications Systems, Inc. (November 2004 to present);
Vice President-Finance, Brocade Communications Systems, Inc. (November 2000 to
November 2004); Vice President, Chief Financial Officer and Secretary, Wireless
Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
27

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present);
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
28

Management

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and ACC
subsidiaries
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC (February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
29

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
30

Approval of Management Agreement for California High-Yield Municipal Fund

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the fund. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning the California High-Yield Municipal Fund (the
"fund") and the services provided to the fund under the management agreement.

The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.
In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the

                                                                    (continued)

------
31

Approval of Management Agreement for California High-Yield Municipal Fund

Corporate Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive infor-

                                                                    (continued)

------
32

Approval of Management Agreement for California High-Yield Municipal Fund

mation technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results
(e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance was well above the median for its peer group for both one and three year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that

                                                                    (continued)

------
33

Approval of Management Agreement for California High-Yield Municipal Fund

economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and

                                                                    (continued)

------
34

Approval of Management Agreement for California High-Yield Municipal Fund

services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
35

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 30, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C
Class shares also are subject to a Rule 12b-1 service and distribution fee of
1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
36

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The  S&P  500 INDEX is a market  value-weighted  index of the  stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
37

Notes

------
38

Notes

------
39

Notes

------
40

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0510                     ©2005 American Century Proprietary Holdings, Inc.
SH-ANN-45691N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.       The  registrant  has  adopted a Code of  Ethics  for  Senior  Financial
         Officers that applies to the registrant's  principal executive officer, principal financial officer,  principal accounting officer, and persons performing similar functions.

b.       No response required.

c.       None.

d.       None.

e.       Not applicable.

f.       The  registrant's  Code of Ethics for Senior  Financial  Officers  was
         filed as  Exhibit  12(a)(1) to  American  Century  Asset  Allocation
         Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
         File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Antonio Canova is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2004: $123,645
         FY 2005: $75,604

(b)      Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2004: $0
         FY 2005: $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004: $0
         FY 2005: $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2004: $28,380
         FY 2005: $12,286

         These services included review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004: $0
         FY 2005: $0

(d)      All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2004: $0
         FY 2005: $0

         Fees required to be approved  pursuant to paragraph  (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain  engagements  for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2004: $0
         FY 2005: $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2004: $28,380
         FY 2005: $197,286

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      The registrant's  principal  executive officer and principal  financial officer have concluded that the  registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the  Investment  Company
         Act of 1940) are effective based on their  evaluation of these controls and  procedures  as of a date within 90 days of the filing date of this report.

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d)  under the Investment
         Company  Act of 1940)  that  occurred  during the  registrant's  second fiscal  quarter  of  the  period  covered  by  this  report  that  have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    October 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    October 28, 2005

By:      /s/ Maryanne L. Roepke
         ------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    October 28, 2005